Federated Investors
World-Class Investment Manager

Federated Asia Pacific Growth Fund

A Portfolio of Federated World Investment Series, Inc.

5TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1996

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Asia Pacific Growth Fund

President's Message

Dear Fellow Shareholder:

Federated Asia Pacific Growth Fund was created in 1996 and I am pleased to present its fifth Semi-Annual Report. As of May 31, 2001, the fund's net assets were $30.1 million with approximately 50% of the fund's investments in Japan.1 This stock fund provides investors with significant long-term opportunities from an extremely well-researched portfolio of 65 corporations across seven Asian and Pacific Rim countries.2 The stocks selected are, in many cases, internationally recognized industry leaders with a median market capitalization of over $2 billion.

This report covers the first half of the fund's fiscal year, which is the six-month period from December 1, 2000 through May 31, 2001. It begins with an interview with the fund's portfolio manager, Alexandre de Bethmann, Vice President of Federated Global Investment Management Corp. Following his discussion, which covers international economic and market conditions and fund strategy, are two additional items of shareholder interest. First is a complete listing of the fund's investments, and second is the publication of the fund's financial statements.

The last six months were volatile for world markets. Shortly after the fund's creation, the Asia Pacific region suffered economically and politically. This turmoil continued, severely testing the resolve of investors. However, as we have continued to emphasize, investing in the international marketplace is a long-term proposition. While there will inevitably be periods of unpleasant volatility, we believe that the rewards go to the patient investor in such strong corporations as Japan's Nissan Motor Co., Ltd. and Sumitomo Metal Mining Co., and Australia's Rio Tinto Ltd.

1 Funds that invest a significant portion of their assets in a particular geographic region may be subject to greater currency risk and more susceptible to adverse impact from actions of foreign governments.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

There were modest rallies in Korea and Taiwan early this year, and the fund's management team believes interest rate cuts by the Federal Reserve Board and European Central Bank could spark further rallies, particularly in Korea and Hong Kong. Individual share class total return performance for the six-month reporting period is as follows.3

	Total Return	Net Asset Value Change
Class A Shares	(11.53)%	$8.93 to $7.90 = (11.53)%
Class B Shares	(12.04)%	$8.64 to $7.60 = (12.03)%
Class C Shares	(11.91)%	$8.65 to $7.62 = (11.91)%

I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing. By investing the same amount on a regular schedule, you buy more fund shares when prices are low--and fewer when prices are high.4

As we continue to emerge from a volatile period, I thank you for the patience you have shown as a shareholder of Federated Asia Pacific Growth Fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (16.40)%, (16.87)% and (12.79)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

4 Systematic investing does not assure a profit against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Alexandre de Bethmann

Vice President

Federated Global Investment Management Corp.

Investment Review

Asia Pacific markets declined significantly during the first half of the fund's fiscal year. What are your comments on the state of the Asian economy?

Globally, concerns of an economic slowdown, a deceleration in corporate profit growth rates and historically high oil prices resulted in overall market weakness during the six-month reporting period. Additionally, local political concerns caused faltering market sentiment across many of the Asian bourses and weakened foreign currency rates.

All was not dark, however. Some of these declines were offset by rallies at the beginning of the quarter in Korea and Taiwan due to their oversold positions at the end of 2000.

As for the various industry sectors, technology, media and telecommunications (TMT) stocks continued to weaken, demonstrating their mounting difficulties in maintaining high growth rates and justifying respective price multiples amid an increasing number of profit warnings.

How did Federated Asia Pacific Growth Fund perform over the reporting period?

For the six-month reporting period ended May 31, 2001, the fund's total returns, based on net asset value, were (11.53)%, (12.04)%, and (11.91)% for Class A, B, and C Shares, respectively. The fund's returns lagged the (8.55)% total return of the 65 Pacific Region funds tracked by Lipper Analytical Services, Inc.1 and the (6.62)% total return of the fund's benchmark, the MSCI Combined Asia Pacific Index.2

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the categories indicated. These figures do not reflect sales charges.

2 The MSCI Combined Asia Pacific Index is an unmanaged, market value-weighted average of the performance of securities listed on the stock exchange of 13 countries in the Pacific and Asian regions. The index is unmanaged, and investments cannot be made in an index.

The fund's underperformance was primarily due to its relative overweighting in media stocks and its poorly performing technology stocks. On a stock specific basis, Kyocera Corp., Taiyo Yuden Co. and Publishing & Broadcasting Ltd. adversely impacted the fund's performance.

What is your current strategy?

We believe that the Asian equity markets will remain volatile due to global earnings risk and economic slowdown. While many of the TMT valuations have come down to more reasonable levels, we are not yet convinced that the worst is behind us. As a result, we look to increase or build positions in TMT stocks that have franchise value and offer very compelling risk/reward potential on a one to two year view, such as Nintendo Corp., Ltd. and Fuji Photo Film Co., Ltd. Outside of TMT, there is value in interest-rate and currency-sensitive companies such as Totoya Motor Corp.

On a country basis, we increased our weighting in Japan given our significant prior underweight. Fundamentally, this increase is due to restructuring potential at the fiscal and corporate levels. We have also increased our weighting in Korea and Taiwan, given valuations and sensitivity to interest rates.

We continue to remain bullish on the equity markets, though stock selection remains critical due to the increased market volatility. We continue to manage the fund according to a bottom-up, fundamental and stock-picking approach. Choosing the best companies, which are trading at attractive valuations given their earnings and business prospects, is the key to long-term capital appreciation.

We focus our selections on attractively priced companies with solid financial positions, improving market share and good earnings growth. It is a strategy we have used consistently in our investment process, and it has worked well over time.

What countries were represented in the fund's portfolio as of May 31, 2001, and what were the fund's top ten holdings?

Country			Percentage of Net Assets
Japan (developed)			49.9%
Hong Kong (developed)			13.6%
Korea (emerging)			9.8%
Taiwan (emerging)			9.4%
Australia (developed)			7.5%
Singapore (developed)			3.3%
China (emerging)			1.0%
India (emerging)			0.6%

Security Name[3]	Country	Percentage of Net Assets	Industry
Sumitomo Metal Mining Co.	Japan	2.9%	Materials
Capcom Co., Ltd.	Japan	2.5%	Software & Services
Nikko Securities Co., Ltd.	Japan	2.4%	Diversified Financials
MTR Corp. Ltd.	Hong Kong	2.4%	Transportation
Toray Industries, Inc.	Japan	2.4%	Materials
Tokyo Steel Manufacturing Co., Ltd.	Japan	2.3%	Materials
Nissan Motor Co. Ltd.	Japan	2.3%	Automobiles
Sharp Corp.	Japan	2.2%	Technology Hardware & Equipment
Singapore Technologies Engineering Ltd.	Singapore	2.2%	Commercial Services & Supplies
Wing Hang Bank Ltd.	Hong Kong	2.1%	Banks
TOTAL		23.7%

3 These holdings are not indicative of future portfolio composition. Because this is a managed portfolio, the investment mix will change.

Would you describe some of the fund's recent purchases?

Cosmo Oil Co., Ltd. (1.1% of net assets) is Japan's third-ranked domestic distributor of crude oil with a 13.6% market share. Earnings are expected to grow 60% annually, and its stock is currently trading at 18.6 times 2002 earnings. Market cap is 248 billion Yen.

Quanta Computer Inc. (1.2% of net assets) is the largest manufacturer of notebook PCs in Taiwan, capturing 21% of domestic market share and 11.3% of global market share. Earnings are expected to grow 18% annually, and its stock is currently trading at 17 times 2002 earnings. Market cap is 193 billion TWD.

United Microelectronics Corp. (1.6% of net assets), located in Taiwan, is the world's second largest integrated circuit foundry. Earnings are expected to grow annually, and its stock is currently trading at 14.4 times 2002 earnings. Market cap is 631 billion TWD.

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--95.1%
		Automobiles--3.9%
104,000		Nissan Motor Co., Ltd.	$705,114
14,000		Toyota Motor Corp.	494,616

		TOTAL	1,199,730

		Banking--10.4%
183,000		Asahi Bank, Ltd.	467,968
44,410		Australia & New Zealand Banking Group Ltd.	343,783
343,000		Chinatrust Commercial Bank	239,796
114,400		Dah Sing Financial Group	610,149
20,988		Housing & Commercial Bank, Korea	462,031
88		Mizuho Holdings, Inc.	447,847
164,000		Wing Hang Bank Ltd.	649,709

		TOTAL	3,221,283

		Capital Goods--4.3%
94,000		Komatsu Ltd.	464,149
65,000		Nippon Thompson	517,244
83,300	[1]	Samsung Heavy Industries Co., Ltd.	347,896

		TOTAL	1,329,289

		Consumer Services & Supplies--2.2%
474,000		Singapore Technologies Engineering Ltd.	670,650

		Consumer Durables & Apparel--6.0%
598,000		Formosa Chemicals & Fibre Corp.	486,867
8,000		Fuji Photo Film Co., Ltd.	337,147
2,700	.	Nintendo Corp., Ltd.	522,375
6,500		Sony Corp.	501,388

		TOTAL	1,847,777

		Diversified Financials--11.2%
340,000		China Everbright Ltd.	346,547
80,000	[1]	Good Morning Securities Co.	363,466
168,000		Hong Kong Exchanges & Clearing Ltd.	303,700
74,000		KOKUSAI Securities Co. Ltd.	591,353
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--continued
92,700		Nikko Securities Co., Ltd.	$752,486
23,100		Nomura Securities Co., Ltd.	463,438
7,200		Takefuji Corp.	635,935

		TOTAL	3,456,925

		Energy--3.7%
350,500	[1]	CNOOC Ltd.	348,262
120,000		Cosmo Oil Co., Ltd.	338,156
217,000	[1]	Oil Search Ltd.	145,211
756,000		Yanzhou Coal Mining Co. Ltd., Class H	324,701

		TOTAL	1,156,330

		Hotels Restaurants & Leisure--2.0%
115,000		Hotel Shilla Co., Ltd.	619,438

		Materials--10.8%
55,850		BHP Ltd.	637,046
18,785		Rio Tinto Ltd.	346,258
187,000		Sumitomo Metal Mining Co.	909,203
206,000		Tokyo Steel Manufacturing Co., Ltd.	706,999
166,000		Toray Industries, Inc.	747,056

		TOTAL	3,346,562

		Media--4.4%
61,564		News Corp. Ltd.	539,151
1,460		Nippon TV Network Corp.	474,058
32,100		Singapore Press Holdings Ltd.	345,953

		TOTAL	1,359,162

		Real Estate--3.1%
67,000		Henderson Land Development Co. Ltd.	314,393
43,000		Mitsubishi Estate Co. Ltd.	413,434
97,000		Wharf Holdings Ltd.	218,256

		TOTAL	946,083

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Retailing--2.4%
592,000		Giordano International Ltd.	$335,855
28,500		Shimachu Co.	404,917

		TOTAL	740,772

		Software & Services--6.3%
23,500		Capcom Co., Ltd.	770,945
9,300		KONAMI Co., Ltd.	481,115
11,400		Koei Co., Ltd.	435,363
2,500		NCsoft Corp.	253,708

		TOTAL	1,941,131

		Technology Hardware & Equipment--16.3%
36,575		Global Tele-Systems Ltd.	176,766
90,000	[1]	Hynix Semiconductor Inc.	304,918
655,200	[1]	Powerchip Semiconductor Corp.	394,280
108,000		Quanta Computer Inc.	358,407
1,900		Rohm Co. Ltd.	339,948
2,025		Samsung Electronics Co.	335,129
48,000		Sharp Corp.	687,618
6,700		TDK Corp.	384,934
193,001	[1]	Taiwan Semiconductor Manufacturing Co.	509,545
111,000		Toshiba Corp.	630,257
322,000		United Microelectronics Corp.	493,923
491,995		Winbond Electronics Corp.	419,429

		TOTAL	5,035,154

		Telecommunication Services--2.7%
65,500	[1]	China Mobile (Hong Kong) Ltd.	318,271
12		NTT DoCoMo, Inc.	230,148
92,000		Telstra Corp. Ltd.	299,891

		TOTAL	848,310

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Transportation--2.5%
2,960		Korean Air	$17,561
439,000	[1]	MTR Corp. Ltd.	751,385

		TOTAL	768,946

		Utilities--2.9%
17,300		Korea Electric Power (KEPCO) Corp.	328,173
22,400		Tokyo Electric Power Co.	572,813

		TOTAL	900,986

		TOTAL COMMON STOCKS (IDENTIFIED COST $29,246,185)	29,388,528

		REPURCHASE AGREEMENT --4.4%[2]
$1,349,000		J.P. Morgan & Co., Inc., 4.19%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	1,349,000

		TOTAL INVESTMENTS (IDENTIFIED COST $30,595,185)[3]	$30,737,528

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $30,595,185. The net unrealized appreciation of investments on a federal tax basis amounts to $142,343 which is comprised of $2,131,459 appreciation and $1,989,116 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($30,890,349) at May 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $30,595,185)		$30,737,528
Cash		280
Cash denominated in foreign currency (identified cost $388,466)		355,273
Income receivable		99,783
Receivable for investments sold		246,117
Receivable for shares sold		454
Other assets		18,624

TOTAL ASSETS		31,458,059

Liabilities:
Payable for investments purchased	$343,718
Payable for shares redeemed	30,899
Net payable for foreign currency exchange contracts	170,999
Accrued expenses	22,094

TOTAL LIABILITIES		567,710

Net assets for 3,964,329 shares outstanding		$30,890,349

Net Assets Consist of:
Paid in capital		$37,384,627
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(60,244)
Accumulated net realized loss on investments and foreign currency transactions		(5,921,204)
Accumulated net operating loss		(512,830)

TOTAL NET ASSETS		$30,890,349

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($19,746,765 ÷ 2,499,613 shares outstanding)		$7.90

Offering price per share (100/94.50 of $7.90)[1]		$8.36

Redemption proceeds per share		$7.90

Class B Shares:
Net asset value per share ($8,571,954 ÷ 1,127,248 shares outstanding)		$7.60

Offering price per share		$7.60

Redemption proceeds per share (94.50/100 of $7.60)[1]		$7.18

Class C Shares:
Net asset value per share ($2,571,630 ÷ 337,468 shares outstanding)		$7.62

Offering price per share		$7.62

Redemption proceeds per share (99.00/100 of $7.62)[1]		$7.54

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $27,561)		$228,198
Interest		61,135

TOTAL INCOME		289,333

Expenses:
Investment adviser fee	$181,707
Administrative personnel and services fee	92,247
Custodian fees	32,812
Transfer and dividend disbursing agent fees and expenses	49,061
Directors'/Trustees' fees	780
Auditing fees	6,763
Legal fees	1,760
Portfolio accounting fees	38,862
Distribution services fee--Class B Shares	37,224
Distribution services fee--Class C Shares	14,531
Shareholder services fee--Class A Shares	24,045
Shareholder services fee--Class B Shares	12,408
Shareholder services fee--Class C Shares	4,844
Share registration costs	22,594
Printing and postage	14,724
Insurance premiums	643
Taxes	412
Interest expense	504
Miscellaneous	2,484

TOTAL EXPENSES	538,405

Waiver of investment adviser fee	(75,909)

Net expenses		462,496

Net operating loss		(173,163)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(5,632,676)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		2,271,369

Net realized and unrealized loss on investments and foreign currency transactions		(3,361,307)

Change in net assets resulting from operations		$(3,534,470)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(173,163)	$(753,648)
Net realized gain (loss) on investments and foreign currency transactions	(5,632,676)	496,450
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	2,271,369	(18,050,913)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,534,470)	(18,308,111)

Share Transactions:
Proceeds from sale of shares	97,664,831	208,272,812
Cost of shares redeemed	(98,737,476)	(208,982,182)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,072,645)	(709,370)

Change in net assets	(4,607,115)	(19,017,481)

Net Assets:
Beginning of period	35,497,464	54,514,945

End of period	$30,890,349	$35,497,464

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$ 8.93	$13.58	$ 6.40	$ 7.81	$10.25	$10.00
Income From Investment Operations:
Net operating loss	(0.03)[2]	(0.12)[2]	(0.07)[2]	(0.05)	(0.03)	(0.00)[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.00)	(4.53)	7.25	(1.36)	(2.41)	0.25

TOTAL FROM INVESTMENT OPERATIONS	(1.03)	(4.65)	7.18	(1.41)	(2.44)	0.25

Net Asset Value, End of Period	$ 7.90	$ 8.93	$13.58	$ 6.40	$ 7.81	$10.25

Total Return[4]	(11.53)%	(34.24)%	112.19%	(18.05)%	(23.80)%	2.50%

Ratios to Average Net Assets:

Expenses	2.49%[5]	2.00%	1.85%	1.85%	1.85%	1.85%[5]

Net operating loss	(0.73)%[5]	(0.99)%	(0.78)%	(0.35)%	(0.53)%	--

Expense waiver/reimbursement[6]	0.46%[5]	0.49%	1.90%	3.78%	4.77%	7.02%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$19,747	$18,182	$25,883	$6,345	$7,297	$4,593

Portfolio turnover	110%	323%	260%	347%	193%	99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share amount is based on average shares outstanding.

3 Per share amount does not round to ($0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$ 8.64	$13.24	$ 6.29	$ 7.73	$10.19	$10.00
Income From Investment Operations:
Net operating loss	(0.06)[2]	(0.21)[2]	(0.14)[2]	(0.07)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.98)	(4.39)	7.09	(1.37)	(2.38)	0.22

TOTAL FROM INVESTMENT OPERATIONS	(1.04)	(4.60)	6.95	(1.44)	(2.46)	0.19

Net Asset Value, End of Period	$ 7.60	$ 8.64	$13.24	$ 6.29	$ 7.73	$10.19

Total Return[3]	(12.04)%	(34.74)%	110.49%	(18.63)%	(24.14)%	1.90%

Ratios to Average Net Assets

Expenses	3.24%[4]	2.75%	2.60%	2.60%	2.60%	2.60%[4]

Net operating loss	(1.48)%[4]	(1.75)%	(1.53)%	(1.10)%	(1.25)%	(0.86)%[4]

Expense waiver/reimbursement[5]	0.46%[4]	0.49%	1.90%	3.78%	4.77%	7.02%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$8,572	$11,908	$16,414	$4,154	$3,606	$2,273

Portfolio turnover	110%	323%	260%	347%	193%	99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$ 8.65	$13.28	$ 6.31	$ 7.74	$10.20	$10.00
Income From Investment Operations:
Net operating loss	(0.06)[2]	(0.21)[2]	(0.16)[2]	(0.08)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.97)	(4.42)	7.13	(1.35)	(2.34)	0.25

TOTAL FROM INVESTMENT OPERATIONS	(1.03)	(4.63)	6.97	(1.43)	(2.46)	0.20

Net Asset Value, End of Period	$ 7.62	$ 8.65	$13.28	$ 6.31	$ 7.74	$10.20

Total Return[3]	(11.91)%	(34.86)%	110.46%	(18.48)%	(24.12)%	2.00%

Ratios to Average Net Assets:

Expenses	3.24%[4]	2.75%	2.60%	2.60%	2.60%	2.60%[4]

Net operating loss	(1.48)%[4]	(1.76)%	(1.53)%	(1.10)%	(1.22)%	(0.90)%[4]

Expense waiver/reimbursement[5]	0.46%[4]	0.49%	1.90%	3.78%	4.77%	7.02%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,572	$5,407	$12,218	$608	$511	$397

Portfolio turnover	110%	323%	260%	347%	193%	99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of nine portfolios. The financial statements included herein are only those of Federated Asia Pacific Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange or over-the-counter market. In the absence of recorded sales for equity securities, they are valued according to the mean between the last closing bid and asked prices. Short-term foreign and domestic fixed income securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic fixed income securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the America Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $452,261, which will reduce the Fund's taxable income arising from future net realized gain on investment, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2001, the Fund had outstanding foreign currency commitments:

Settlement Date	Contracts to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contract Bought:
6/1/2001	440,303,190 Korean Won	$ 343,397	$ 343,718	$ 321

Contracts Sold:
7/3/2001	90,226,238 Japanese Yen	729,466	761,827	(32,361)

7/3/2001	261,950,905 Japanese Yen	2,095,825	2,211,788	(115,963)

7/3/2001	97,039,096 Japanese Yen	808,592	819,349	(10,757)

7/3/2001	84,538,607 Japanese Yen	701,565	713,804	(12,239)

NET UNREALIZED DEPRECIATION ON FOREIGN CURRENCY EXCHANGE CONTRACTS:				$(170,999)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Shares of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	50,000,000
TOTAL	250,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,356,127	$76,933,384	14,365,658	$167,540,354
Shares redeemed	(8,891,483)	(73,625,259)	(14,235,960)	(168,163,419)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	464,644	$3,308,125	129,698	$(623,065)

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	376,045	$2,997,588	1,452,837	$18,502,315
Shares redeemed	(627,191)	(4,999,014)	(1,314,029)	(15,582,650)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(251,146)	$(2,001,426)	138,808	$2,919,665

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,284,036	$17,733,859	1,860,477	$22,230,143
Shares redeemed	(2,571,340)	(20,113,203)	(2,155,438)	(25,236,113)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(287,304)	$(2,379,344)	(294,961)	$(3,005,970)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(73,806)	$(1,072,645)	(26,455)	$(709,370)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 2001, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $48,248 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 2001, the Fund expensed $2,090 of organizational expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$33,916,951

Sales	$33,118,269

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

LINE OF CREDIT

Effective November 28, 2000, the Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2001, the Fund had no outstanding loans. During the six months ended May 31, 2001, the maximum outstanding borrowings were $1,431,274. The Fund had an average outstanding daily balance of $715,556 with a high and low interest rate of 5.19% and 5.00%, respectively, representing only the days the LOC was utilized. Interest expense totaled $504 for the six months ended May 31, 2001.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Asia Pacific Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428U102
Cusip 31428U201
Cusip 31428U300

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01934-02 (7/01)

Federated Investors
World-Class Investment Manager

Federated European Growth Fund

A Portfolio of Federated World Investment Series, Inc.

5TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1996

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated European Growth Fund

President's Message

Dear Fellow Shareholder:

Federated European Growth Fund was created in 1996 and I am pleased to present its fifth Semi-Annual Report. As of May 31, 2001, the fund's net assets totaled $58.7 million and were invested in nine European countries in approximately 64 securities selected for their capital appreciation potential.1

This report covers the first half of the fund's fiscal year, which is the six-month period from December 1, 2000 through May 31, 2001. It begins with an interview with the fund's portfolio manager, Frank Semack, Vice President of Federated Global Investment Management Corp. Following his discussion of European market conditions and fund strategy are two additional items of interest: a complete listing of the fund's investments, and the publication of the fund's financial statements.

Through its select portfolio of stocks issued by European companies, the fund offers shareholders significant long-term growth opportunities.2 Individual share class total return performance for the six-month reporting period, including capital gains, is as follows:3

	Total Return	Capital Gains	Net Asset Value Change
Class A Shares	(11.03)%	$1.020	$15.34 to $12.78 = (16.69)%
Class B Shares	(11.20)%	$1.020	$14.77 to $12.25 = (17.06)%
Class C Shares	(11.24)%	$1.020	$14.72 to $12.20 = (17.12)%

1 Funds that invest a significant portion of their assets in a particular geographic region may be subject to greater currency risk and more susceptible to adverse impact from actions of foreign governments.

2 International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on the offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (15.91)%, (15.76)% and (12.07)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

The fund's negative total returns reflect continued volatility in world markets, but it is important to remember that short-term fluctuations are to be expected. Investors should not be discouraged from pursuing long-term growth through a diversified portfolio of European securities. My recommendation to all fund shareholders is to add to your investment account regularly and to use the dollar-cost averaging method of investing.4

Thank you for choosing Federated European Growth Fund to pursue your long-term investment goals and for your continued confidence in the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

4 Systematic investing does not assure a profit or protect against a loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low prices levels.

Frank Semack

Vice President

Federated Global
Investment
Management Corp.

Investment Review

What were the key drivers of performance in Europe over the last six months?

Evidence that Europe is not immune to a U.S. economic slowdown, coupled with repercussions of financing requirements for the next generation ("3G") of mobile telephone licenses, ensured that the European markets were again in for a roller coaster ride during the fund's six-month reporting period ended May 31, 2001. Following the unraveling in 2000 of the technology, media and telecommunications ("TMT") sectors, the markets failed to sustain an attempted TMT rally in December. However, the Federal Reserve Board (the "Fed") caught markets worldwide by surprise on January 3, 2001, with a 50 basis point cut in the federal funds target rate to 6.00%, which set off a powerful NASDAQ rally. Performance in the TMT sectors in Europe followed the U.S. example, although banks, other financial services and auto parts also performed well. Defensive sectors such as healthcare, food, beverages and tobacco were notable laggards, as was, somewhat surprisingly, the insurance sector despite its perceived leverage to lower interest rates.

As is frequently the case, the January euphoria proved short lived. Investors realized that the outlook for corporate profits was deteriorating rapidly, and this began to weigh on market sentiment. As U.S. earnings estimates headed into negative territory, especially among the NASDAQ constituents, earnings estimates in Europe also started to decline rapidly. As a result, expectations for overall earnings growth ratcheted down from over 10% at the start of 2001 to near zero as of this writing. Many widely held shares, such as Ericsson and Alcatel, as well as a number of companies in the older industrial sectors, came out with one or more profit warnings. There is still a question as to whether further downward revisions will be necessary going forward before the markets accurately gauge the bottom in the corporate profit cycle.

Policy response in the United States and United Kingdom was more rapid than in continental Europe. The Fed delivered additional rate cuts in 50 basis point increments at the end of January, in mid-March, mid-April and again in mid-May, citing economic weakness as its rationale. The Bank of England stayed in step with the Fed, lowering its key rate in three 25 basis point steps from 6.00% in February to 5.25% in May 2001. By contrast, the European Central Bank (the "ECB") did not cut rates during first quarter of 2001 and did so only reluctantly in May, by 25 basis points to 4.50%. The effect on the markets was muted.

Was the ECB concerned about the euro's weakness?

Yes, but the ECB did not do itself or the euro any favors that way. The euro ran into expected profit-taking after hitting $0.96 in January, but stayed relatively strong in the $0.93 area until mid-March. The ECB's reluctance to cut rates then probably aggravated the currency's problems rather than accomplishing anything else. The ECB focused on the fact that inflation in the European Union's 12 member states continued to run well above the 2% target level (closer to 3.00%, in fact). It made no allowance for the arguably non-recurring impact of the currency's weakness on the inflation rate, nor did it seem to pay much attention to factors such as food price increases brought on by the lingering effects of the mad cow and foot-and-mouth disease crises. Investors, by contrast, steered clear of the euro; in their view, slower economic growth and drifting equity markets should have prompted the ECB to become more accommodating, which, paradoxically, might have helped the currency.

But the markets did not go just straight down, did they?

They did between the end of January and early April. At that point, a rally in the United States led to a similar rally in Europe, but without much underlying conviction. The market did not really build on its April gains in May, finishing the month virtually unchanged. The fact that the ECB doggedly refused to make extra allowances ahead of the May rate cut unnerved investors, especially in the face of growing evidence that the economic slowdown was not confined to the United States. Given Europe's exposure to the United States, which represents approximately one quarter of total out-of-area exports, it is not surprising that the German IFO (Information & Forschung Institute) and other business and consumer confidence surveys in Europe showed deteriorating prospects. Germany and Italy seemed to be among the weakest spots.

How did 3G financing problems fit into this broad picture?

The telecommunications sector in Europe got a nasty shock when investors began to fully comprehend the disconnect between the vast capital expenditure commitments of a number of the operators on the one hand, and their less than rock-solid business models on the other. After amassing staggering debt to fund 3G, many operators are now saddled with a heavy burden along a rocky path into positive returns territory. Over 110 billion euros have been spent in license fees alone for western Europe. As a result, the six largest former monopoly players are trying to reduce debt load by close to 90 billion euros. Among the most indebted companies, British Telecommunication had to resort to a rescue rights issue (i.e., a call on existing shareholders to provide additional capital). KPN may well try to do the same, provided it even has a chance of success and both France Telecom and Deutsche Telecom will have to undertake massive asset disposals in order to rebuild their balance sheets. Telefonica, among the major operators, proved to be the one exception to the general rule.

Does that mean that corporate activity in Europe remains high?

No. In February 2000, the long-awaited Orange flotation came to market at a valuation lower than its parent, France Telecom, had hoped to achieve. Investors were skeptical about the company's ability in the projected timetable to achieve positive margins and overall returns, and this uncertainty hurt the whole sector. In general, corporate activity was well down on last year, by as much as 70%. Aside from the Orange flotation, other significant transactions included E.On's bid for Powergen in the United Kingdom, which will lift the German utility to number two behind Electricite de France, and Vodafone's call on the markets to help fund the expansion of its Japanese business. Vodafone, incidentally, is one of the few mobile operators with a healthy balance sheet while, in general, deals in the telecommunications sector, will of necessity, have the goal of reducing widespread balance sheet distress.

How did the Federated European Growth Fund perform during the six-month period ended May 31, 2001?

Federated European Growth Fund produced six-month total returns of (11.03)% for Class A Shares, (11.20)% for Class B Shares and (11.24)% for Class C Shares, based on net asset value. The fund underperformed the overall return of the European market, as measured by the Morgan Stanley Capital International (MSCI) Europe Index return of (8.07)%.1

1 MSCI Europe Index is an unmanaged, market value-weighted average of over 530 securities listed on the stock exchanges of 15 countries in the European region. This index is unmanaged, and investments cannot be made in an index.

The "Old Economy" stock sectors contributed positively to returns, and "New Economy" stocks pulled the market down to negative return territory. Losses in technology, telecommunications and insurance more than offset gains in basic resources, construction, autos and energy -- the only sectors to eke out positive returns. Surprisingly, even defensive sectors such as healthcare, food and beverages were notable laggards.

During the reporting period, the fund benefited from its positions in British Energy, Shell Transport & Trading Co., Air France and Alstom. At Air France, improved schedule coordination, increased flight frequencies in Paris and higher revenue per customer were driving the stock's performance. The most significant negative contributors to return were Energis PLC, Vodafone Group PLC, Marconi PLC and Actelion. Actelion, a biotechnology company, lost more than half of its market value after management said the company's acute heart failure drug did not succeed in late stage clinical trials. This drug was expected to drive future sales of the company, and since the future of the drug was unclear, we sold the stock.

How was Federated European Growth Fund allocated among countries and sectors, and what were the fund's top ten holdings as of May 31, 2001?

The sector breakdown was as follows:

Sector	Percentage of Net Assets
Financials	30.8%
Energy	14.3%
Consumer Discretionary	13.1%
Healthcare	12.4%
Information Technology	8.0%
Telecommunication Services	6.3%
Consumer Staples	4.8%
Utilities	4.7%
Materials	3.7%
Industrials	2.4%
Other	0.3%

As of May 31, 2001, the fund's country weightings were as follows:

Country	Percentage of Net Assets
United Kingdom	27.0%
France	18.5%
Italy	15.6%
Germany	10.8%
Spain	9.7%
Switzerland	9.0%
Netherlands	8.0%
Luxembourg	1.3%
Finland	0.6%

The top ten holdings were as follows:2

Name	Country	Percentage of Net Assets
Shell Transport & Trading Co.	United Kingdom	3.9%
TotalFina SA, Class B	France	3.5%
Riunione Adriatica di Sicurta SpA	Italy	3.1%
ENI SpA	Italy	3.1%
Swiss Re	Switzerland	3.0%
ING Groep NV	Netherlands	2.9%
Schering AG	Germany	2.7%
Vodafone Group PLC	United Kingdom	2.7%
Bayer AG	Germany	2.5%
Societe Generale, Paris	France	2.5%
TOTAL		29.9%

What were some of the fund's recent stock purchases?

Some of the fund's recent purchases include the following companies:

Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit (VNU) (Netherlands; 1.8% of net assets) is a leading publisher of marketing data, telephone directories and business and educational materials in Europe. The company also owns Nielsen Media Research, the U.S. television ratings firm. VNU is making a transition from diversified conglomerate to business focused in three areas: marketing information, business information and directories. We expect VNU to continue to shed non-core assets to focus on this strategy.

2 These holdings are not indicative of future portfolio composition. Because this is a managed portfolio, the investment mix will change.

UBS AG (Switzerland; 1.1% of net assets) is a global financial services company with a heavy emphasis on asset management and investment banking. We believe its valuation is attractive relative to its peers given tight cost control and its expected growth rate.

Increased competition and lower prices are leading E.On AG (Germany; 1.2% of net assets) Germany's largest utility company, created by the merger of Veba and Viag, to participate in consolidation in order to remain competitive. We expect to see recovery in its electricity business and further share buy-backs to drive share price performance in the near term. E.On's activity is focused on energy and specialty chemicals.

What is your outlook for growth in Europe?

Our previously below-consensus forecasts of European gross domestic product growth of less than 2.5% and earnings growth of around 4% became consensus around the end of first quarter 2001, and the consensus has now moved lower. The latest surveys show that investors expect earnings growth of around zero.

We believe that the ECB now may be coming around to the view that inflation is not going to be a major problem in Europe after all, and more rate cuts could be forthcoming. This would have the welcome effect of restoring investors' confidence at a time when much of the bad news may already have been announced. For instance, third quarter 2001 may be the low point for many technology companies in terms of earnings momentum deterioration, and investors may start looking forward to better news in 2002. We have been consistently skeptical about the outlook for cyclical stocks in light of their atypically high valuations. It may, therefore, be the case that the ultra-volatile TMT sectors actually lead the markets out of their doldrums. Basic materials and engineering stocks may give up some relative ground as economic growth slows down to around 2% and, on current indications and interest rate levels, probably does not reaccelerate much until well into 2002.

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--100.4%
		Automobiles & Components--0.6%
7,500		Valeo SA	$323,461

		Banks--16.0%
7,700		BNP Paribas	667,429
266,900		Banca Intesa SpA	990,841
109,978		Banca Fideuram SpA	1,152,306
8,085		Deutsche Bank AG	620,192
80,000		Lloyds TSB Group PLC	794,053
99,300		Mediobanca SpA	1,089,131
24,500		Societe Generale, Paris	1,455,470
73,556		Standard Chartered PLC	1,010,655
4,500		UBS AG	671,007
219,000		Unicredito Italiano SpA	964,878

		TOTAL	9,415,962

		Capital Goods--1.1%
4,200		Compagnie de St. Gobain	624,750

		Commercial Services & Supplies--0.3%
15,300		Elior	181,138

		Diversified Financials--5.7%
52,150		Fortis NV	1,284,652
25,682		ING Groep NV	1,672,285
9,450		Tecis Holding AG	363,608

		TOTAL	3,320,545

		Energy--14.3%
250,300		BG Group PLC	968,913
149,941		BP PLC	1,322,428
283,000		ENI SpA	1,818,825
261,718		Shell Transport & Trading Co.	2,265,586
14,000		TotalFina SA, Class B	2,035,142

		TOTAL	8,410,894

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Food & Drug Retailing--2.6%
100,200		Boots Co. PLC	$848,210
12,000		Carrefour SA	654,533

		TOTAL	1,502,743

		Food Beverage & Tobacco--3.6%
700		Nestle SA	1,446,503
88,000		Unilever PLC	669,443

		TOTAL	2,115,946

		Healthcare Equipment & Services--0.9%
35,300		Luxottica Group SpA, ADR	536,560

		Insurance--8.5%
23,972		AEGON NV	635,930
26,000		Assicurazioni Generali	736,561
148,000		Riunione Adriatica di Sicurta SpA	1,847,306
908		Swiss Re	1,758,104

		TOTAL	4,977,901

		Materials--3.7%
37,820		Bayer AG	1,493,263
50,000		Johnson Matthey PLC	690,542

		TOTAL	2,183,805

		Media--9.6%
88,100	[1]	Grupo Prisa SA	987,894
25,300		Pearson PLC	469,234
36,740		Publicis Groupe	1,152,667
103,860	[1]	Recoletos Compania Editorial SA	588,456
5,800	[1]	Societe Europeenne des Satellites	787,829
28,800	[1]	Sogecable SA	599,857
27,436		VNU NV	1,074,218

		TOTAL	5,660,155

		Pharmaceuticals & Biotechnology--11.4%
17,175		Aventis SA	1,272,306
50,000	[1]	GlaxoSmithKline PLC	1,355,561
36,600		Novartis AG	1,389,835
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals & Biotechnology--continued
17,850		Sanofi Synthelabo SA	$1,094,377
31,100		Schering AG	1,596,393

		TOTAL	6,708,472

		Real Estate--0.6%
50,000		Vallehermoso SA	339,951

		Retailing--1.5%
189,900		Dixons Group PLC	641,533
14,685	[1]	Industria de Diseno Textil, SA	227,877

		TOTAL	869,410

		Software & Services--5.7%
13,001		Altran Technologies SA	755,858
5,700	[1]	Business Objects SA, ADR	181,887
102,300		CMG PLC	623,742
3,800		Cap Gemini SA	437,353
6,925		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	968,604
13,410		TeitoEnator OYJ	360,050

		TOTAL	3,327,494

		Technology Hardware & Equipment--2.3%
154,173		Marconi PLC	772,786
154,000		Spirent PLC	584,671

		TOTAL	1,357,457

		Telecommunication Services--6.3%
54,700		British Telecommunication PLC	337,394
29,000	[1]	COLT Telecom Group PLC	302,236
165,000	[1]	Energis PLC	622,924
58,421		Telefonica SA	858,143
607,927		Vodafone Group PLC	1,562,394

		TOTAL	3,683,091

		Transportation--1.0%
37,200		Deutsche Post AG	572,224

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Utilities--4.7%
14,000		E.On AG	$696,613
60,500		Gas Natural SDG SA	940,866
88,000		Iberdrola SA	1,138,584

		TOTAL	2,776,063

		TOTAL COMMON STOCKS (IDENTIFIED COST $64,252,481)	58,888,022

		REPURCHASE AGREEMENT--0.3%[2]
$200,000		J.P. Morgan Chase & Co., Inc., 4.19%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	200,000

		TOTAL INVESTMENTS (IDENTIFIED COST $64,452,481)[3]	$59,088,022

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $64,452,481. The net unrealized depreciation of investments on a federal tax basis amounts to $5,364,459 which is comprised of $1,688,555 appreciation and $7,053,014 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($58,654,023) at May 31, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $64,452,481)		$59,088,022
Cash		335
Cash denominated in foreign currency (identified cost $52,144)		51,680
Income receivable		122,574
Receivable for shares sold		67,697

TOTAL ASSETS		59,330,308

Liabilities:
Payable for investments purchased	$628,430
Payable for shares redeemed	21,481
Accrued expenses	26,374

TOTAL LIABILITIES		676,285

Net assets for 4,685,898 shares outstanding		$58,654,023

Net Assets Consist of:
Paid in capital		$68,898,453
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(5,363,774)
Accumulated net realized loss on investments and foreign currency transactions		(4,683,200)
Net operating loss		(197,456)

TOTAL NET ASSETS		$58,654,023

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($31,308,623 ÷ 2,450,747 shares outstanding)		$12.78

Offering price per share (100/94.50 of $12.78)[1]		$13.52

Redemption proceeds per share		$12.78

Class B Shares:
Net asset value per share ($19,173,165 ÷ 1,565,559 shares outstanding)		$12.25

Offering price per share		$12.25

Redemption proceeds per share (94.50/100 of $12.25)[1]		$11.58

Class C Shares:
Net asset value per share ($8,172,235 ÷ 669,592 shares outstanding)		$12.20

Offering price per share		$12.20

Redemption proceeds per share (99.00/100 of $12.20)[1]		$12.08

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $86,129)		$495,532
Interest		176,464

TOTAL INCOME		671,996

Expenses:
Investment adviser fee	$378,855
Administrative personnel and services fee	92,247
Custodian fees	45,510
Transfer and dividend disbursing agent fees and expenses	53,054
Directors'/Trustees' fees	950
Auditing fees	9,150
Legal fees	1,207
Portfolio accounting fees	38,249
Distribution services fee--Class B Shares	83,484
Distribution services fee--Class C Shares	35,952
Shareholder services fee--Class A Shares	54,891
Shareholder services fee--Class B Shares	27,828
Shareholder services fee--Class C Shares	11,984
Share registration costs	18,318
Printing and postage	14,878
Insurance premiums	552
Taxes	133
Miscellaneous	2,210

TOTAL EXPENSES	869,452

Net operating loss		(197,456)

Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(4,713,923)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(2,609,340)

Net realized and unrealized loss on investments and foreign currency transactions		(7,323,263)

Change in net assets resulting from operations		$(7,520,719)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(197,456)	$(563,794)
Net realized gain (loss) on investments and foreign currency transactions	(4,713,923)	4,778,820
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	(2,609,340)	(12,466,854)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,520,719)	(8,251,828)

Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(3,024,717)	(2,425,758)
Class B Shares	(1,644,534)	(1,283,326)
Class C Shares	(681,721)	(346,713)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,350,972)	(4,055,797)

Share Transactions:
Proceeds from sale of shares	129,979,657	260,438,778
Net asset value of shares issued to shareholders in payment of distributions declared	4,868,051	3,746,499
Cost of shares redeemed	(140,415,698)	(238,428,490)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,567,990)	25,756,787

Change in net assets	(18,439,681)	13,449,162

Net Assets:
Beginning of period	77,093,704	63,644,542

End of period	$58,654,023	$77,093,704

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$15.34	$17.60	$15.79	$13.33	$11.80	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.02)[2]	(0.06)[2]	(0.06)[2]	0.04	0.06 [2]	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.52)	(1.15)	2.47	2.84	1.93	1.66

TOTAL FROM INVESTMENT OPERATIONS	(1.54)	(1.21)	2.41	2.88	1.99	1.80

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.09)	--
Distributions from net realized gain on investments and foreign currency transactions	(1.02)	(1.05)	(0.60)	(0.42)	(0.37)	--

TOTAL DISTRIBUTIONS	(1.02)	(1.05)	(0.60)	(0.42)	(0.46)	--

Net Asset Value, End of Period	$12.78	$15.34	$17.60	$15.79	$13.33	$11.80

Total Return[3]	(11.03)%	(7.73)%	15.68%	22.13%	17.54%	18.00%

Ratios to Average Net Assets:
Expenses	1.98%[4]	1.88%	1.84%	1.85%	1.91%	1.75%[4]

Net investment income (net operating loss)	(0.23)%[4]	(0.35)%	(0.36)%	0.24%	0.50%	1.60%[4]

Expense waiver/reimbursement[5]	--	0.07%	0.44%	0.63%	2.79%	11.10%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$31,309	$43,695	$37,555	$40,543	$17,008	$3,318

Portfolio turnover	107%	301%	226%	175%	119%	58%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2000	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$14.77	$17.11	$15.48	$13.18	$11.74	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.06)[2]	(0.19)[2]	(0.16)[2]	(0.00)[3]	(0.03)[2]	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.44)	(1.10)	2.39	2.72	1.91	1.73

TOTAL FROM INVESTMENT OPERATIONS	(1.50)	(1.29)	2.23	2.72	1.88	1.74

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.07)	--
Distributions from net realized gain on investments and foreign currency transactions	(1.02)	(1.05)	(0.60)	(0.42)	(0.37)	--

TOTAL DISTRIBUTIONS	(1.02)	(1.05)	(0.60)	(0.42)	(0.44)	--

Net Asset Value, End of Period	$12.25	$14.77	$17.11	$15.48	$13.18	$11.74

Total Return[4]	(11.20)%	(8.46)%	14.80%	21.14%	16.61%	17.40%

Ratios to Average Net Assets:
Expenses	2.73%[5]	2.63%	2.59%	2.60%	2.66%	2.50%[5]

Net investment income (net operating loss)	(0.98)%[5]	(1.10)%	(1.11)%	(0.51)%	(0.25)%	0.08%[5]

Expense waiver/reimbursement[6]	--	0.07%	0.44%	0.63%	2.79%	11.10%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$19,173	$23,705	$20,765	$17,952	$5,781	$1,215

Portfolio turnover	107%	301%	226%	175%	119%	58%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Amount rounds to less than $(0.01) per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$14.72	$17.06	$15.43	$13.15	$11.73	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.06)[2]	(0.18)[2]	(0.17)[2]	(0.00)[3]	(0.03)[2]	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.44)	(1.11)	2.40	2.70	1.90	1.72

TOTAL FROM INVESTMENT OPERATIONS	(1.50)	(1.29)	2.23	2.70	1.87	1.73

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.08)	--
Distributions from net realized gain on investments and foreign currency transactions	(1.02)	(1.05)	(0.60)	(0.42)	(0.37)	--

TOTAL DISTRIBUTIONS	(1.02)	(1.05)	(0.60)	(0.42)	(0.45)	--

Net Asset Value, End of Period	$12.20	$14.72	$17.06	$15.43	$13.15	$11.73

Total Return[4]	(11.24)%	(8.49)%	14.85%	21.03%	16.55%	17.30%

Ratios to Average Net Assets:
Expenses	2.73%[5]	2.63%	2.59%	2.60%	2.66%	2.50%[5]

Net investment income (net operating loss)	(0.87)%[5]	(1.06)%	(1.11)%	(0.51)%	(0.23)%	0.09%[5]

Expense waiver/reimbursement[6]	--	0.07%	0.44%	0.63%	2.79%	11.06%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$8,172	$9,693	$5,325	$2,426	$768	$176

Portfolio turnover	107%	301%	226%	175%	119%	58%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Amount rounds to less than $(0.01) per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of nine portfolios. The financial statements included herein are only those of Federated European Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange or over-the-counter market. In the absence of recorded sales for equity securities, they are valued according to the mean between the last closing bid and asked prices. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2001, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,949,725	$115,518,049	12,170,934	$219,968,046
Shares issued to shareholders in payment of distributions declared	180,843	2,716,266	124,903	2,233,149
Shares redeemed	(8,528,460)	(123,624,087)	(11,580,436)	(209,707,884)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(397,892)	$(5,389,772)	715,401	$12,493,311

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	112,620	$1,602,636	633,688	$11,501,695
Shares issued to shareholders in payment of distributions declared	103,010	1,486,431	68,822	1,192,000
Shares redeemed	(254,830)	(3,438,072)	(311,133)	(5,411,129)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(39,200)	$(349,005)	391,377	$7,282,566

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,013,601	$12,858,972	1,649,937	$28,969,037
Shares issued to shareholders in payment of distributions declared	46,270	665,354	18,618	321,350
Shares redeemed	(1,048,583)	(13,353,539)	(1,322,443)	(23,309,477)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	11,288	$170,787	346,112	$5,980,910

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(425,804)	$(5,567,990)	1,452,890	$25,756,787

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 2001, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $42,822 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 2001, the Fund expensed $1,857 of organizational expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$74,237,246

Sales	$78,563,065

LINE OF CREDIT

Effective November 28, 2000, the Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. The Fund did not make any borrowings under the LOC during the six months ended May 31, 2001.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated European Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428U706
Cusip 31428U805
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Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01742-02 (7/01)

Federated Investors
World-Class Investment Manager

Federated Emerging Markets Fund

A Portfolio of Federated World Investment Series, Inc.

5TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1996

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Emerging Markets Fund

President's Message

Dear Fellow Shareholder:

Federated Emerging Markets Fund was created in 1996 and I am pleased to present its fifth Semi-Annual Report. The fund provides investors easy access to stock investments in more than 23 emerging market countries in Africa, the Middle East, Latin America, Asia and Europe. Currently, the fund holds 109 securities and its net assets were $57.7 million as of May 31, 2001.1

This report covers the six-month reporting period from December 1, 2000, through May 31, 2001. It begins with an interview with the fund's portfolio manager, Christopher Matyszewski, Vice President of Federated Global Investment Management Corp. Following his discussion of emerging market economic conditions and fund investment strategy are two additional items of shareholder interest: a complete listing of the fund's investments, and the publication of the fund's financial statements.

The volatility that U.S. markets experienced during the reporting period was also reflected abroad and overseas, in both developed and emerging markets, and is evidenced in the fund's modest total returns. These short-term fluctuations are to be expected, however, and investors should not be distracted from pursuing long-term growth opportunities through a diversified portfolio of emerging market securities. Individual share class total return performance for the six-month reporting period follows:2

	Total Return	Net Asset Value Increase
Class A Shares	2.43%	$9.04 to $9.26 = 2.43%
Class B Shares	2.06%	$8.73 to $8.91 = 2.06%
Class C Shares	2.18%	$8.73 to $8.92 = 2.18%

1 International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries.

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (3.24)%, (3.44)% and 1.18%, respectively.

Investing in emerging international markets, in which there is so much potential for growth, is clearly a long-term proposition. In this market climate especially, I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to utilize the dollar-cost averaging method of investing. By investing the same amount regularly, you buy more fund shares when prices are low and fewer when prices are high. Adding to your account regularly is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding.3

Thank you for choosing Federated Emerging Markets Fund to pursue your long-term investment goals and for your continued confidence in the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investing regardless of fluctuating price levels, investors should consider whether to continue purchases during periods of low price levels.

Christopher Matyszewski

Vice President

Federated Global
Investment Management Corp.

Investment Review

What are your comments on the emerging marketplace for the first half of the fund's fiscal year, including the effect of global rate cuts?

The past six months have been difficult for equities worldwide. There have been few "safe haven" countries or sectors, with selling even in defensive areas. Most international markets were negatively affected by technology stock fallout and overall slowing growth in the United States. In this environment, emerging markets inevitably felt the effects and their currencies traded lower. While interest rate cuts initially gave some relief to investor risk aversion, market participants remain focused on deteriorating near-term corporate earnings.

Thus, large export-based markets such as South Korea and Taiwan remained in check during the reporting period. In these countries with highly leveraged to global leading economic indicators, investors remained subdued with regard to immediate prospects for returns. Similarly, slowing global demand heightened investors' perception of risk in struggling economies, namely Argentina and Turkey. As a result of this pressure, the Turkish government abandoned its defense of the Lira in February.

Argentina, however, was able to refinance its debt very successfully, although the country's economic issues brought neighboring Brazil under immense selling pressure. Coupled with this, Brazil's nearly 21-month growth story began to face inflationary concerns from an overheating economy as well as the threat of power rationing, which resulted from dependence on hydroelectric generation and below-average reservoir levels.

Few markets provided positive returns for the reporting period, but Mexico forged ahead with positive returns in both its equities and currency. Strong confidence in the ability of Vicente Fox, the new president of Mexico, to bring about positive corporate change remained a key driver. In addition, corporate activity was brought into the spotlight when U.S. bank Citigroup made a premium offer for one of Mexico's largest banking groups, Grupo Financiero Banamex Accival (Banacci). Another market in which investors looked positively on the government's ability to initiate reform was Russia. With oil revenues promising less budget restraint and corporate governance a key driver for reform, fresh liquidity drove Russian equities up over 50%.

Another interesting story continued to be the Chinese equity markets, where local liquidity and the promise of creating one single market for both foreigners and domestic investors allowed share prices to soar. Regardless of valuations, local liquidity moved into the more foreign-held B share and H share market, quickly closing the more than 50% discounts these shares had maintained.

Despite these few isolated performers, most emerging markets trended lower, fearing a quick global recovery was not at hand. Through May 2001, however, there were more than 75 central bank cuts this year, encompassing all world regions, including a series of Federal Reserve Board (the "Fed") cuts and a belated 25-basis point cut by the European Central Bank. With a strong probability that such impressive monetary easing would eventually find its way into equity markets, emerging markets appeared to weigh between shorter-term and longer-term investment scenarios.

In general, markets that are liquidity-driven, export-driven, higher-risk, less expensive, highly leveraged or pegged to the U.S. dollar typically flourish when rates are cut, resulting in increased profitability and higher stock prices and bond value. For emerging market economies and investors, these rate cuts have been a silver lining in the cloud of global market volatility. Although it probably will take several quarters for the results of these cuts to be more fully visible, some positive effects of the central bank easings already were in evidence by May 31, 2001. In fact, the asset class outperformed most of its equity peers over the reporting period, testimony to the belief that much of the global downturn has been priced in. Additionally, new money flowed into the asset class, supporting depressed prices on the belief these markets will again outperform given the global money supply and investment case.

Equally encouraging have been indications in the past several years that emerging markets have continued to lower their deficits and inflation, restructure banking systems and improve transparency and access for overseas investors. Investors have demanded that corporate governance be a central concern of emerging markets management, and attention to this has shown some fruition. Markets such as Korea and Russia have clearly taken note.

How did Federated Emerging Markets Fund perform over the six-month reporting period?

As of May 31, 2001, the fund's total returns based on net asset value were: Class A Shares, 2.43%; Class B Shares, 2.06%; and Class C Shares, 2.18%.1 During this reporting period, the fund was shy of the 5.15% return of its Lipper Emerging Markets Funds Average peer group.2 But it did outperform its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, which returned 1.47%.3

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (3.24)%, (3.44)% and 1.18%, respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

3 MSCI Emerging Markets Free Index is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries.

What were the fund's country allocations as of May 31, 2001?

The portfolio was diversified across the following 23 countries:

Country	Percentage of Net Assets
South Korea	13.6%
Mexico	13.3%
Brazil	11.4%
Taiwan	11.2%
China	9.9%
Russia	7.8%
South Africa	7.2%
Israel	5.1%
India	4.3%
Thailand	2.5%
Egypt	1.4%
Hungary	1.2%
Poland	0.9%
Philippines	0.8%
Hong Kong	0.7%
Croatia	0.7%
Chile	0.7%
Indonesia	0.5%
Czech Republic	0.4%
Turkey	0.4%
Peru	0.3%
Zimbabwe	0.2%
Ghana	0.2%

What were the fund's top ten holdings as of May 31, 2001?

The fund's top ten holdings were:

Name	Country	Percentage of Net Assets	Industry
Telefonos de Mexico, Class L, ADR	Mexico	3.1%	Telecommunication Services
Petrobras, ADR	Brazil	3.0%	Energy Sources
China Mobile (Hong Kong) Ltd.	China	2.9%	Telecommunication Services
Bio-Technology General Corp.	Israel	2.3%	Pharmaceuticals & Biotechnology
Cemex SA de C.V., ADR	Mexico	2.3%	Materials
Samsung Electronics Co.	South Korea	2.0%	Technology Hardware & Equipment
CNOOC Ltd., ADR	China	2.0%	Energy Sources
YUKOS	Russia	2.0%	Energy Sources
Taiwan Semiconductor Mfg. Co.	Taiwan	1.9%	Technology Hardware & Equipment
Wal Mart de Mexico SA de CV	Mexico	1.8%	Retailing
TOTAL		23.3%

Which countries and sectors had the greatest influence on the fund's performance during the six-month reporting period?

During the reporting period, our overweight positions in Mexico, China and Russia were clearly beneficial. As Mexico continued to decouple from a Latin American risk profile, a rerating of the market based on a secular growth story emerged. Indeed, Mexico's corporate activity here has helped bolster this optimism and strengthen the local currency. In Russia, liquidity continued to improve, as investors awarded efforts of corporate restructuring and windfall oil profits. Meanwhile, in China, local liquidity surprised the most optimistic predictions and provided for strong performance.

While these countries contributed positively to the fund's performance, some initial opportunities probably were missed as a result of our defensive posture toward export markets such as Korea and Taiwan earlier in the year. Following the surprise U.S. interest rate cut on January 3, exporters rebounded sharply in the hopes that this cut signaled a bottom to weak demand, specifically for electronics manufacturers.

On a sectoral basis, the fund's overweight in certain non-technology related sectors proved beneficial. With industry upgrades to average yearly oil prices, inexpensive emerging markets' energy companies were cast in very positive light. Also, sharp rallies in select metals prices (namely aluminum and platinum) gave the shares of related companies strong momentum. Meanwhile, pharmaceutical securities, with both their defensive nature and growth aspects, provided some of the reporting period's strongest returns.

Can you highlight a few noteworthy holdings in the portfolio and mention some interesting emerging market investment opportunities?

Compelling valuations are one of the strongest arguments for investing in emerging markets. When compared with their global counterparts, many companies in these markets remain at unwarranted discounts as a result of lack of coverage or risk premium.

One good example has been Taro Pharmaceutical Industries (Israel). While the stock had been one of the top holdings for the fund, we reduced our position and realized some of our profits following its more than 100% return this year. Taro is currently 1.1% of portfolio's net assets. A world-class generics company, Taro enjoys superior growth relative to the industry, yet it had been trading at less than half the multiple of its peers. New U.S. Food and Drug Administration approvals of the company's dermatologic drugs support its continued growth rate. These characteristics--a pharmaceutical with superior growth and attractive valuation--are shared by one of the fund's current top 10 holdings, Bio-Technology General Corporation (Israel).

Another key holding during the fund's reporting period was Grupo Financiero Banamex Accival (Mexico). On May 17, Citigroup Inc.'s offer to purchase the bank for $12.5 billion came at over a 30% premium to where the bank's shares had been valued in the market, and netted our shareholders a nice return. This kind of corporate activity continues to occur across emerging markets, as industry insiders recognize the inherent value of many emerging markets companies. Currently, the fund holds 0.5% of net assets in this security.

In addition, the opportunities investors are finding in developed markets are similar to those found in emerging markets, but at much more attractive prices in the latter. Thus is the case with many of our oil stocks. While global peers are trading at roughly 12 times earnings, Petrobras (Brazil) trades at 6 times earnings, CNOOC (China) trades at 8 times earnings, and YUKOS (Russia) trades at 3 times earnings. Relatively lower lifting costs for these companies also provide some downside protection to movements in spot oil prices.

As we reach the mid-point of 2001, what is your outlook for emerging markets for the rest of the year?

Securities in cyclical markets, which thrive on global liquidity, offer the greatest potential upside when growth resumes. In light of the extensive global rate cutting so far, and our belief that more cuts will be made throughout the year, we expect emerging markets to outperform in the coming months. Among those we expect to perform particularly well are South Korea, Mexico and Russia. With high leverage to a U.S. recovery, export markets like South Korea stand to benefit from resumption in global demand. In addition, the declining interest rate scenario has brought South Korea to near negative real interest rates, while retail time deposits are astoundingly high. We feel it is only a matter of time until this liquidity finds its way back into equities. In Mexico, a locally driven liquidity rally may also be building, aided by reform in pension systems. Additionally, a secular rerating of the Mexican market may be under way, given the country's improved investor confidence and positive political change. Russia, while largely underowned by foreign institutions since the 1998 debt moratorium, has been at the stage of declining risk premiums, and remains one of the best performing markets year to date. As investors become more comfortable with its improved corporate governance and restructuring, Russia may remain a top performer. Recent positive comments from the International Monetary Fund confirm this trend.

With regard to sectors, we still feel there is upside in our energy overweight. Despite concerns that spot oil prices may have peaked and mixed signals coming from weekly inventory figures, upgrades to average yearly oil price forecasts continue to support the argument that our positions are attractively priced. Underinvestment in the sector remains a key driver. In addition, we continue to stay bullish on select pharmaceuticals, given their strong earnings growth potential. One area we will look for opportunities in is the technology hardware sector, where we are currently underweight. As leading economic indicators begin to turn and global demand for consumer electronics improves, we may find that some of our electronics-related securities in markets such as Korea and Taiwan have discounted the worst case scenario.

Emerging market growth currently outpaces growth in richer nations, and both emerging market stocks and bonds are increasing in value. Strong fundamental opportunities for the long-term investor are being created, and emerging markets remain at substantial discounts to long-term averages on both a price-to-book and price-to-earnings ratio. In general, we are taking a more focused approach on bets and keeping our eye on the benchmark, which is proving to be an effective strategy for us. While we remain bullish on emerging markets, we will continue to consolidate our positions into companies with the most attractive valuations and the strongest position of market leadership.

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--90.6%
		Automobiles--1.6%
2,536,600	[1]	Denway Motors Ltd.	$934,989

		Banking--9.2%
15,000	[1]	Bank Polska Kasa Opieki Grupa Pekao SA	271,563
1,259,000		Bank Sinopac	568,221
838,000		Chinatrust Commercial Bank	585,858
28,000		Commercial International Bank Egypt	249,209
1,058,000		Grupo Financiero Bancomer, SA de CV	976,100
126,700		Grupo Financiero Banorte SA de CV	272,794
12,360		Housing & Commercial Bank, Korea	272,094
53,300		Koram Bank	353,669
151,500		Standard Bank Investment Corp. Ltd.	636,999
60,000		State Bank of India	282,702
32,200		Unibanco Uniao de Bancos Brasileiros SA, GDR	822,710

		TOTAL	5,291,919

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Capital Goods--3.8%
54,000		Bidvest Group Ltd.	$319,351
20,400	[1]	Embraer - Empresa Brasileira de Aeronautica SA, ADR	844,560
52,000	[1]	Remgro Ltd.	356,831
28,700		Tae Young Corp.	690,055

		TOTAL	2,210,797

		Commercial Services & Supplies--0.1%
2,475,900		Interfresh	75,770

		Consumer Durables & Apparel--1.6%
65,000		Cheil Industries Inc.	360,265
674,000		Formosa Chemicals & Fibre Corp.	548,743

		TOTAL	909,008

		Diversified Financials--3.1%
836,000		BOE Ltd.	479,800
63,000	[1]	Good Morning Securities Co.	286,230
719,280		Home Finance Co., Ltd.	90,099
226,000	[1]	Hong Kong Exchanges & Clearing Ltd.	408,549
276		Koc Holding A.S.	8
960,000		National Finance and Securities Co. Ltd.	196,652
11,300		Samsung Securities Co., Ltd.	339,618

		TOTAL	1,800,956

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy Sources--14.3%
69,000		Bharat Petroleum Corp. Ltd.	$286,423
59,000	[1]	CNOOC Ltd., ADR	1,177,050
20,300		Lukoil Holding Co., ADR	1,059,660
252,600		PTT Exploration and Production Public Co.	645,410
60,700		Petroloras, ADR	1,717,810
30,000		RAO Unified Energy System, ADR	312,900
40,000		SK Corp.	501,171
28,500		Surgutneftegaz, ADR	406,838
25,000		Tubos de Acero de Mexico SA, ADR	318,750
9,300,000		Tupras - Turkiye Petrol Rafinerileri AS	226,538
357,000		YUKOS	1,153,110
1,000,000		Yanzhou Coal Mining Co., Class H	429,498

		TOTAL	8,235,158

		Food Beverage & Tobacco--2.0%
15,000		Coca-Cola Femsa SA, ADR	335,250
14,480	[1]	Guiness Ghana Ltd.	1,715
32,100	[1]	International Foods Co. (Hostess)	334,005
63,000	[1]	South African Breweries PLC	467,686

		TOTAL	1,138,656

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Hotels Restaurants & Leisure--2.1%
120,000		Hotel Shilla Co.	$646,370
71,500		Innscor Africa Ltd.	34,752
628,000	[1]	TravelSky Technology Ltd.	523,347

		TOTAL	1,204,469

		Insurance--1.2%
11,000	[1]	Enterprise Insurance Co., Ltd.	4,183
450,000		Fubon Insurance Co.	355,752
282,000	[1]	Sanlam Ltd.	346,915

		TOTAL	706,850

		Materials--9.1%
11,000		Anglo American Platinum Corp., Ltd.	576,419
415,400		Banpu Public Co. Ltd.	228,744
74,200		Billiton PLC	378,175
50,000		Cemex SA de CV, ADR	1,324,500
10,000	[1]	Cemex SA de CV, Warrants	4,804
11,900		Compania de Minas Buenaventura SA, Class B, ADR	190,400
33,700		Gold Fields Ltd.	140,434
33,600		Hindalco Industries Ltd.	619,134
7,400		Impala Platinum Holdings Ltd.	436,706
41,423	[1]	Norilsk Nickel	586,135
124,000	[1]	OMZ Gruppa Uralmash-Izhora, ADR	471,200
8,000	[1]	Cherepovets MK Severstal	302,400

		TOTAL	5,259,051

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Media--2.3%
23,300		Grupo Televisa SA, GDR	$983,260
119,300	[1]	Zee Telefilms Ltd.	337,594

		TOTAL	1,320,854

		Pharmaceuticals & Biotechnology--5.5%
111,500	[1]	Bio-Technology General Corp.	1,326,850
9,235		Gedeon Richter RT	509,227
35,600	[2]	Pliva D.D., GDR	387,488
8,900	[1]	Taro Pharmaceutical Industries Ltd.	607,603
5,800		Teva Pharmaceutical Industries Ltd., ADR	335,008

		TOTAL	3,166,176

		Retailing--1.8%
400,000		Wal-Mart de Mexico SA de CV	1,063,435

		Software & Services--1.9%
12,000	[1]	Check Point Software Technologies Ltd.	646,320
6,700		Infosys Technologies Ltd., ADR	455,600

		TOTAL	1,101,920

		Technology Hardware & Equipment--10.8%
311,000	[1]	Elan Microelectronics Corp.	623,835
69,725		Global Tele-Systems Ltd.	336,979
96,000		Hon Hai Precision Industry Co., Ltd.	538,053
175,000	[1]	Hynix Semiconductor, Inc.	592,896
58,200	[1]	Macronix International Co., Ltd.	62,664
199,000		Quanta Computer, Inc.	660,398
7,120		Samsung Electronics Co.	1,178,329
405,240	[1]	Taiwan Semiconductor Manufacturing Co.	1,069,881
514,000	[1]	United Microelectronics Corp., Ltd.	788,437
448,750	[1]	Winbond Electronics Corp.	382,563

		TOTAL	6,234,035

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Telecommunication Services--15.6%
33,000		Advanced Information Service PCL	$353,260
29,500	[1]	America Movil SA de C.V., ADR	601,505
340,000	[1]	China Mobile (Hong Kong) Ltd.	1,652,094
25,000		Compania Telecomunicacion Chile, ADR	376,250
28,800		Embratel Participacoes SA, ADR	246,240
13,020		Korea Telecom Corp.	579,344
10,500	[1]	Korea Telecom Freetel	328,689
60,000		Matav RT	187,712
14,300	[1]	MobiNil	246,457
57,500		PT Telekomunikasi Indonesia, Class CS, ADR	311,075
34,000		Philippine Long Distance Telephone Co.	437,624
35,200	[1]	SPT Telecom AS, GDR	305,291
33,600		Tele Centro Oeste Celular Participacoes SA, ADR	288,624
33,600		Tele Norte Leste Participacoes SA, ADR	532,560
52,600		Telefonos de Mexico, Class L, ADR	1,814,174
51,000	[1]	Telekomunikacja Polska SA	265,085
12,900	[1]	UTStarcom, Inc., ADR	303,537
13,000		Videsh Sanchar Nigam Ltd., ADR	192,140

		TOTAL	9,021,661

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Transportation--1.2%
640,000		Evergreen Marine	$307,729
66,000		Korean Air Co., Ltd.	391,569

		TOTAL	699,298

		Utilities--3.4%
1,000,000		Beijing Datang Power, Class H	371,804
44,900		Companhia Paranaense de Energia-Copel, ADR	307,565
500,000		Huaneng Power International, Inc.	312,508
72,000		Korea Electric Power Corp., ADR	759,600
46,000		Mosenergo, ADR	184,000

		TOTAL	1,935,477

		TOTAL COMMON STOCKS (IDENTIFIED COST $47,226,343)	52,310,479

		PREFERRED STOCKS--4.2%
		Banking--1.4%
9,600,000		Banco Itau SA, Preference	777,443

		Capital Goods--0.5%
13,600,000		Duratex SA	298,122

		Materials--1.3%
30,100		Companhia Vale Do Rio Doce, Preference	727,454

Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		Technology Hardware & Equipment--1.0%
8,430		Samsung Electronics Co.	$595,562

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,545,754)	2,398,581

		CORPORATE BOND--0.0%
		Materials--0.0%
$15,900		Companhia Vale Do Rio Doce, Conv. Deb., 12/12/2009 (Identified Cost $137)	67

		TOTAL INVESTMENTS (IDENTIFIED COST $49,772,234)[3]	$54,709,127

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 2001, these securities amounted to $387,488 which represents 0.7% of net assets.

3 The cost of investments for federal tax purposes amounts to $49,772,234. The net unrealized appreciation of investments on a federal tax basis amounts to $4,936,893 which is comprised of $6,730,421 appreciation and $1,793,528 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($57,728,298) at May 31, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $49,772,234)		$54,709,127
Cash denominated in foreign currencies (identified cost $935,472)		917,403
Income receivable		192,868
Receivable for investments sold		3,051,785
Receivable for shares sold		52,360
Net receivable for foreign currency exchange contracts		2,074

TOTAL ASSETS		58,925,617

Liabilities:
Payable for investments purchased	$915,521
Payable for shares redeemed	43,379
Accrued expenses	238,419

TOTAL LIABILITIES		1,197,319

Net assets for 6,286,685 shares outstanding		$57,728,298

Net Assets Consist of:
Paid in capital		$85,502,330
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		4,915,436
Accumulated net realized loss on investments and foreign currency transactions		(32,760,182)
Undistributed net investment income		70,714

TOTAL NET ASSETS		$57,728,298

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Class A Shares:
Net asset value per share ($45,069,801 ÷ 4,865,978 shares outstanding)		$9.26

Offering price per share (100/94.50 of $9.26)[1]		$9.80

Redemption proceeds per share		$9.26

Class B Shares:
Net asset value per share ($10,883,975 ÷ 1,221,703 shares outstanding)		$8.91

Offering price per share		$8.91

Redemption proceeds per share (94.50/100 of $8.91)[1]		$8.42

Class C Shares:
Net asset value per share ($1,774,522 ÷ 199,004 shares outstanding)		$8.92

Offering price per share		$8.92

Redemption proceeds per share (99.00/100 of $8.92)[1]		$8.83

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $50,757)		$812,879
Interest		92,985

TOTAL INCOME		905,864

Expenses:
Investment adviser fee	$390,854
Administrative personnel and services fee	92,204
Custodian fees	125,045
Transfer and dividend disbursing agent fees and expenses	82,479
Directors'/Trustees' fees	990
Auditing fees	7,668
Legal fees	3,591
Portfolio accounting fees	40,543
Distribution services fee--Class B Shares	43,500
Distribution services fee--Class C Shares	8,502
Shareholder services fee--Class A Shares	60,837
Shareholder services fee--Class B Shares	14,500
Shareholder services fee--Class C Shares	2,834
Share registration costs	18,955
Printing and postage	17,800
Insurance premiums	678
Taxes	2,272
Interest expense	1,534
Miscellaneous	2,789

TOTAL EXPENSES	917,575

Waivers:
Waiver of investment adviser fee	(82,425)

Net expenses		835,150

Net investment income		70,714

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(5,796,716)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		7,201,546

Net realized and unrealized gain on investments and foreign currency transactions		1,404,830

Change in net assets resulting from operations		$1,475,544

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$70,714	$(1,020,099)
Net realized loss on investments and foreign currency transactions	(5,796,716)	(9,589,788)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,201,546	(15,296,076)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,475,544	(25,905,963)

Share Transactions:
Proceeds from sale of shares	40,174,889	88,783,426
Proceeds from shares issued in connection with the tax-free acquisition of Federated Latin American Growth Fund	--	13,448,203
Cost of shares redeemed	(44,990,243)	(75,828,651)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,815,354)	26,402,978

Change in net assets	(3,339,810)	497,015

Net Assets:
Beginning of period	61,068,108	60,571,093

End of period	$57,728,298	$61,068,108

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$9.04	$12.29	$ 8.40	$11.64	$11.10	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	0.03	(0.14)[2]	(0.01)	0.03	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19	(3.11)	3.90	(3.27)	0.53 [3]	1.08

TOTAL FROM INVESTMENT OPERATIONS	0.22	(3.25)	3.89	(3.24)	0.54	1.10

Net Asset Value, End of Period	$9.26	$ 9.04	$12.29	$ 8.40	$11.64	$11.10

Total Return[4]	2.43%	(26.44)%	46.31%	(28.02)%	4.86%	11.00%

Ratios to Average Net Assets:
Expenses	2.51%[5]	2.51%	2.61%	2.59%	2.14%	1.97%[5]

Net investment income (net operating loss)	0.40%[5]	(1.10)%	(0.15)%	0.30%	0.13%	0.31%[5]

Expense waiver/reimbursement[6]	0.26%[5]	--	0.59%	0.25%	0.65%	3.34%[5]

Supplemental Data:
Net assets, end of period (000 omitted)	$45,070	$47,258	$46,076	$32,002	$48,525	$17,327

Portfolio turnover	220%	448%	289%	163%	102%	32%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and purchases of fund shares in relation to fluctuating market values of the investments of the fund.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$8.73	$11.95	$ 8.23	$11.50	$11.04	$10.00
Income From Investment Operations:
Net operating loss	(0.05)	(0.23)[2]	(0.13)	(0.08)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.23	(2.99)	3.85	(3.19)	0.50 [3]	1.06

TOTAL FROM INVESTMENT OPERATIONS	0.18	(3.22)	3.72	(3.27)	0.46	1.04

Net Asset Value, End of Period	$8.91	$ 8.73	$11.95	$ 8.23	$11.50	$11.04

Total Return[4]	2.06%	(26.95)%	45.20%	(28.56)%	4.17%	10.40%

Ratios to Average Net Assets:

Expenses	3.26%[5]	3.26%	3.36%	3.34%	2.89%	2.72%[5]

Net operating loss	(0.35)%[5]	(1.80)%	(0.90)%	(0.45)%	(0.69)%	(0.71)%[5]

Expense waiver/reimbursement[6]	0.26%[5]	--	0.59%	0.25%	0.65%	3.34%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$10,884	$11,890	$12,458	$10,884	$19,951	$3,747

Portfolio turnover	220%	448%	289%	163%	102%	32%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and purchases of fund shares in relation to fluctuating market values of the investments of the fund.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period
Income From Investment Operations:	$8.73	$11.97	$ 8.23	$11.50	$11.05	$10.00
Net operating loss	(0.05)	(0.23)[2]	(0.15)	(0.09)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24	(3.01)	3.89	(3.18)	0.49 [3]	1.07

TOTAL FROM INVESTMENT OPERATIONS	0.19	(3.24)	3.74	(3.27)	0.45	1.05

Net Asset Value, End of Period	$8.92	$ 8.73	$11.97	$ 8.23	$11.50	$11.05

Total Return[4]	2.18%	(27.07)%	45.44%	(28.62)%	4.07%	10.50%

Ratios to Average Net Assets:

Expenses	3.26%[5]	3.26%	3.36%	3.34%	2.89%	2.72%[5]

Net operating loss	(0.44)%[5]	(1.82)%	(0.90)%	(0.45)%	(0.65)%	(0.77)%[5]

Expense waiver/reimbursement[6]	0.26%[5]	--	0.59%	0.25%	0.65%	3.34%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,775	$1,920	$2,037	$1,872	$3,943	$847

Portfolio turnover	220%	448%	289%	163%	102%	32%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and purchases of fund shares in relation to fluctuating market values of the investments of the fund.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc., (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of nine portfolios. The financial statements included herein are only those of Federated Emerging Markets Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

On February 25, 2000 the Fund received a tax-free transfer of assets from Federated Latin American Growth Fund, as follows:

Shares of the Fund Issued	Federated Latin American Growth Fund Net Assets Received	Unrealized Appreciation	[1]
841,740	$13,448,203	$4,210,783

Net Assets of the Fund Prior to Combination	Net Assets of Federated Latin American Growth Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$81,315,402	$13,448,203	$94,763,605

1 Unrealized appreciation is included in the Federated Latin American Growth Fund's Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Foreign equity securities are valued according to the last sale price reported in the market in which they are primarily traded. If no sale on a recognized exchange is reported or if the security is traded over-the-counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturity of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair valued as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $18,022,045 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 391,262	[1]

2006	11,831,105

2008	5,799,678	[2]

1 Capital loss carryforward is attributable to the acquisition of the assets of The Blanchard Worldwide Emerging Market Fund and is limited to $391,262 that can be used in future periods to offset income arising from net realized gains.

2 Capital loss carryforward is attributable to the acquisition of the assets of the Federated Latin American Growth Fund and is limited to $773,255 that can be used in future periods to offset income arising from net realized gains.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2001, the Fund had outstanding foreign currency commitments as set forth below.

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
6/1/2001	124,107 Brazilian Real	$ 52,311	$ 52,621	$ (310)

6/4/2001	177,070 British Pound	252,502	251,077	1,425

6/1/2001	2,759,398 Hong Kong Dollar	353,773	353,778	(5)

6/5/2001	887,723 South African Rand	111,663	110,757	906

6/5/2001	371,193 South African Rand	46,370	46,312	58

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$2,074

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	200,000,000
Class B Shares	200,000,000
Class C Shares	150,000,000
TOTAL	550,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,925,840	$27,379,575	5,876,902	$81,366,658
Shares issued in connection with the tax-free acquisition of Federated Latin American Growth Fund	--	--	841,740	13,448,203
Shares redeemed	(3,289,499)	(30,553,583)	(5,237,476)	(68,949,017)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(363,659)	$(3,174,008)	1,481,166	$25,865,844

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	67,078	$627,249	754,928	$5,835,026
Shares redeemed	(207,729)	(1,861,278)	(434,707)	(5,405,678)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(140,651)	$(1,234,029)	320,221	$429,348

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,414,178	$12,168,065	160,231	$1,581,742
Shares redeemed	(1,435,009)	(12,575,382)	(110,654)	(1,473,956)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(20,831)	$(407,317)	49,577	$107,786

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(525,141)	$(4,815,354)	1,850,964	$26,402,978

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 2001, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$126,813,262

Sales	$134,670,426

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Line of Credit

Effective November 28, 2000, the Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2001, the Fund had an outstanding loan balance of $224,728. During the six months ended May 31, 2001, the maximum outstanding borrowings were $3,207,048. The Fund had an average outstanding balance of $1,563,613 with a high and low interest rate of 4.75% and 4.44%, respectively, representing only the days the LOC was utilized. Interest expense totaled $1,534 for the six months ended May 31, 2001.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Emerging Markets Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428U409
Cusip 31428U508
Cusip 31428U607

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01967-02 (7/01)

Federated Investors
World-Class Investment Manager

Federated Global Equity Fund

A Portfolio of Federated World Investment Series, Inc.

3RD SEMI-ANNUAL REPORT

May 31, 2001

Established 1998

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Global Equity Fund

President's Message

Dear Fellow Shareholder:

Federated Global Equity Fund was created in 1998 and I am pleased to present its third Semi-Annual Report. As of May 31, 2001, the fund's net assets of $51.7 million were invested in 14 countries and in more than 100 corporations with a median market capitalization of $21.6 billion. Fund shareholders will recognize many of the holdings, and these corporations have strong earnings. The fund is managed for long-term growth of capital and offers shareholders opportunities for capital appreciation and some income by investing in high-quality corporations from around the world.1

This report covers the six-month reporting period from December 1, 2000 through May 31, 2001. It begins with an interview with fund co-managers Richard J. Lazarchic and Richard M. Winkowski, both vice presidents of Federated Global Investment Management Corp. Following their discussion of market conditions and fund strategy are two additional items of interest: a complete listing of the fund's investments and the publication of the fund's financial statements.

1 International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

Both the U.S. and other world markets experienced continued volatility during the reporting period, with technology stocks again the hardest hit, and this is reflected in the fund's negative total returns as of May 31, 2001. Individual share class total return performance for the fund's six-month reporting period, including realized gains, is as follows:2

	Total Return	Capital Gains	Net Asset Value Change
Class A Shares	(8.28)%	$0.159	$12.58 to $11.40 = (9.38)%
Class B Shares	(8.46)%	$0.159	$12.44 to $11.25 = (9.57)%
Class C Shares	(8.47)%	$0.159	$12.42 to $11.23 = (9.58)%

Short-term market fluctuations are to be expected, however, and investors should not be discouraged from pursuing long-term growth through a diversified portfolio of global securities. I recommend that you consider adding to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing.3 By investing the same amount on a regular basis, you buy more fund shares when prices are low and fewer when prices are high. Adding to your account is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding.

Thank you for choosing Federated Global Equity Fund and for your continued confidence in the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (13.31)%, (13.43)% and (9.37)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Richard J. Lazarchic, CFA

Vice President

Federated Global Investment Management Corp.

Richard M. Winkowski

Vice President

Federated Global Investment Management Corp.

Investment Review

What are your comments on the difficult environment for global equities over the first half of the fund's fiscal year?

As was the case when we last reported on the fund six months ago, most global equity markets continued their slide, and volatility persisted during this reporting period ended May 31, 2001. Both the U.S. and European markets were dragged down by technology and telecommunications stock devaluations and sell-offs--although difficulties persisted across countries and sectors. As investors became more risk-averse in this environment, "value" stocks outperformed "growth" stocks.

Through May 2001, however, the more than 75 global rate cuts--including five by the Federal Reserve Board (the "Fed") in the United States--sparked some rallies and provided a basis for future optimism. More rate cuts are expected, and sustained fresh liquidity should help to renew economic growth in the remainder of the year.

The 25 basis point interest rate cut by the European Central Bank (ECB) in May 2001 was overdue but somewhat anticlimactic. The ECB had hesitated to follow the Fed's example, but finally acted over concerns about negative economic indicators in Germany. Although this cut should eventually act as a booster, it is likely that the delayed ECB action resulted in some loss of stability for the euro--although we do believe the euro is currently undervalued. Still, we do not expect Europe's economy to soften to the extent the U.S. economy has. Approximately 23% of the fund's portfolio is invested in European equities.

In Japan, which makes up nearly 10% of the fund's portfolio, yen weakness and high debt persisted, although the election of a new prime minister seemed to bode well for progress in economic reform and corporate restructuring.

How did Federated Global Equity Fund perform during the first half of its fiscal year?

As of May 31, 2001, the fund produced a six-month total return of (8.28)% for Class A Shares based on net asset value. The total returns for Class B Shares and Class C Shares based on net asset value were (8.46)% and (8.47)%, respectively. The fund's performance was shy of its peer group, the Lipper Global Funds Average,1 and its benchmark, the Morgan Stanley Capital International (MSCI) World Index,2 both of which returned (6.28)%.

Although the fund's return for the reporting period was negative, it did improve over the past year, especially as the second quarter of 2001 progressed. Our stock selection in consumer staples, healthcare, utilities and software services aided performance. But an emphasis on communication services, capital goods and financials--along with lighter exposure in consumer cyclicals--held back the fund's returns. We sold down some consumer staples and increased our exposure in the media and healthcare sectors.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

2 MSCI World Index is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East--comprising approximately 1,482 securities--with values expressed in U.S. dollars.

Hong Kong, Germany and the United Kingdom were good performers for the fund. When other investors were unsure about Japan and Brazil, we took advantage of attractive valuations and were later rewarded by adding holdings there, for example, Fuji Heavy Industries Ltd.; Toyota Motor Corp.; and Tele Norte Leste Participacoes SA, ADR. Through these and other additions, we increased our international exposure, from 25.9% to 41.6% of net assets, although U.S. holdings, at 54.0% of net assets, still made up the bulk of the fund's portfolio.

What were the fund's top ten holdings as of May 31, 2001, and how were the assets allocated among different countries and sectors?

The top ten holdings were as follows:3

Name	Country	Percentage of Net Assets	Sectors
Tyco International, Ltd.	United States	2.3%	Industrials
HCA -- The Healthcare Co.	United States	2.3%	Healthcare
Universal Health Services, Inc., Class B	United States	2.1%	Healthcare
General Electric Co.	United States	1.9%	Industrials
Total Fina Elf SA, Class B	France	1.8%	Energy
American International Group, Inc.	United States	1.8%	Financials
Royal Dutch Petroleum Co., ADR	Netherlands	1.7%	Energy
ING Groep, NV	Netherlands	1.7%	Financials
MetLife, Inc.	United States	1.7%	Financials
CVS Corp.	United States	1.6%	Consumer Staples
TOTAL		18.9%

3 These holdings are not indicative of future portfolio composition. Because this is a managed portfolio, the investment mix will change.

The fund's net assets by country were allocated as follows:

Country	Percentage of Net Assets
United States	54.0%
Japan	9.8%
United Kingdom	7.5%
Netherlands	4.6%
Germany	4.5%
France	4.2%
Hong Kong	2.6%
Canada	2.4%
Brazil	1.8%
Italy	1.1%
Taiwan	1.0%
Israel	0.9%
Sweden	0.7%
Portugal	0.5%

The fund's net assets by sector were allocated as follows:

Sector	Percentage of Net Assets	Percentage of MSCI World Index
Financials	18.3%	20.5%
Healthcare	16.8%	11.5%
Consumer Discretionary	14.1%	14.2%
Information Technology	13.7%	14.0%
Industrials	9.3%	10.6%
Energy	8.3%	6.2%
Telecommunication	4.8%	8.2%
Utilities	4.4%	4.1%
Materials	3.3%	3.8%
Consumer Staples	2.6%	6.9%

What were some of the fund's recent purchases?

Our recent purchases included the following:

Becton, Dickinson & Co. (United States; 1.5% of net assets) manufactures and sells a variety of medical supplies, devices and diagnostic systems. Healthcare professionals, medical research institutions and the general public use the company's products. Becton's products are marketed worldwide.

Petroleo Brasileiro SA, ADR (Brazil; 1.0% of net assets) is a holding company for oil, gas and petrochemical companies in Brazil. The company explores for, produces, refines, transports and markets petroleum and petroleum products, including gasoline, diesel oil, jet fuel, aromatic extracts and turpentine. Petrobras operates refineries, oil tankers and a distribution pipeline grid.

Suez SA (France; 1.0% of net assets) collects, treats and recycles water; constructs water treatment plants; sells chemical products for water treatment; distributes electricity and gas; and offers cable television and Internet access services. The company operates throughout the world.

What is your outlook for global equity stocks and your strategy through the balance of 2001?

Many of the factors that negatively affected fund performance in the last six months are likely to remain in effect for the remainder of the year. Large technology and telecommunications players, for example, will remain below-weight in the fund due to projected lower earnings.

The aggressive global rate cutting we have seen usually improves stock valuations, although it may take several quarters for this stimulus to have an impact. However, we do expect to see some turnarounds later this year. We plan to continue positioning the fund to take advantage of lower interest rates by focusing on adding holdings in Europe and in the emerging markets that are beneficiaries of ECB easings and increased liquidity. We will use cash on hand and the sale of equities that meet our price target to purchase names we like that meet our "buy" prices.

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--95.6%
		Automobiles & Components--2.9%
44,700		Continental Ag	$618,417
48,000		Fuji Heavy Industries Ltd.	334,724
15,600		Toyota Motor Corp.	551,144

		TOTAL	1,504,285

		Banking--2.3%
31,600		HSBC Holdings PLC	390,959
17,800		Mellon Financial Corp.	815,596

		TOTAL	1,206,555

		Commercial Services & Supplies--2.0%
37,500		Buhrmann NV	594,598
15,000		Waste Management, Inc.	419,700

		TOTAL	1,014,298

		Consumer Durables & Apparel--1.5%
19,000		Nike, Inc., Class B	780,900

		Energy--7.6%
4,300		Anadarko Petroleum Corp.	269,223
11,000	[1]	Aquila, Inc.	326,700
4,200		Devon Energy Corp.	244,482
5,800		EOG Resources, Inc.	260,362
8,400		National Fuel Gas Co.	480,144
19,000		Petroleo Brasileiro SA, ADR	537,700
14,700		Royal Dutch Petroleum Co., ADR	896,406
6,250		Total Fina Elf SA, Class B	908,545

		TOTAL	3,923,562

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy Sources--0.7%
10,000		Arch Coal, Inc.	$308,500
1,900	[1]	Peabody Energy Corp.	64,505

		TOTAL	373,005

		Financials--8.0%
12,500		Citigroup, Inc.	640,625
145,000		Hong Kong Exchanges & Clearing Ltd.	262,122
13,502		ING Group, NV	879,184
20,400		Investors Group, Inc.	280,756
4,600		Morgan Stanley, Dean Witter & Co.	299,046
63,000		Nikko Securities Co., Ltd.	511,398
21,000		Schwab (Charles) Corp.	394,800
18,465		Stilwell Financial, Inc.	606,391
3,000		Takefuji Corp.	264,973

		TOTAL	4,139,295

		Health & Personal Care--19.5%
15,750		Altana AG	531,428
8,000	[1]	Amgen, Inc.	531,040
3,900		Aventis SA	288,908
22,500		Becton, Dickinson & Co.	772,425
15,500		CVS Corp.	850,950
19,256		GlaxoSmithKline PLC	522,054
29,000		HCA - The Healthcare Co.	1,169,860
4,400		Lilly (Eli) & Co.	372,680
19,300		Pfizer, Inc.	827,777
10,700		Pharmacia Corp.	519,592
7,700		Procter & Gamble Co.	494,648
19,800	[1]	Province Healthcare Co.	532,620
28,000	[1]	Shire Pharmaceuticals Group PLC	459,756
6,000		Takeda Chemical Industries, Ltd.	305,350
13,400		Universal Health Services, Inc., Class B	1,072,000
9,450	[1]	Wellpoint Health Networks, Inc.	820,260

		TOTAL	10,071,348

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--4.7%
20,200		General Electric Co.	$989,800
42,000	[1]	Turbo Genset, Inc.	276,330
20,500		Tyco International Ltd.	1,177,725

		TOTAL	2,443,855

		Information Technology--10.3%
4,700		Adobe System, Inc.	186,919
10,500	[1]	CAPCOM Co., Ltd.	344,465
8,700	[1]	Check Point Software Technologies Ltd.	468,582
24,300	[1]	Cisco Systems, Inc.	468,018
10,600	[1]	EMC Corp., Mass	334,960
5,900		Electronic Data Systems Corp.	361,375
18,000		General Motors Corp., Class H	430,200
17,500		Intel Corp.	472,675
6,500		Konami Co.	336,263
11,500	[1]	Microsoft Corp.	795,570
23,800		Nortel Networks Corp.	315,845
27,500	[1]	Oracle Corp.	420,750
5,000		Sony Corp.	385,683

		TOTAL	5,321,305

		Insurance--5.3%
11,200		American International Group, Inc.	907,200
5,500		Hartford Financial Services Group, Inc.	372,350
27,000		MetLife, Inc.	859,950
2,250		Muenchener Rueckversicherungs-Gesellschaft AG	615,147

		TOTAL	2,754,647

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Materials--3.3%
8,500		Alcoa, Inc.	$366,775
81,420		Billiton PLC	414,175
26,000		Johnson Matthey PLC	359,082
14,600		SGL Carbon AG	574,112

		TOTAL	1,714,144

		Media--5.9%
8,500	[1]	AOL Time Warner Inc.	443,955
83,000		Carlton Communications PLC	448,399
13,000	[1]	Clear Channel Communications, Inc.	792,610
54		Fuji Television Network, Inc.	374,748
1,450		Nippon Television Network Corp.	470,811
7,800		Vivendi Universal SA	496,684

		TOTAL	3,027,207

		Real Estate--2.6%
65,000		Henderson Land Development Co. Ltd.	305,008
27,000		Mitsubishi Estate Co., Ltd.	259,598
42,000		Sun Hung Kai Properties Ltd.	394,433
171,000		Wharf Holdings Ltd.	384,760

		TOTAL	1,343,799

		Retailing--3.1%
6,000		Ito-Yokado Co., Ltd.	314,435
55,800		Kingfisher PLC	352,091
19,500		RadioShack Corp.	530,985
19,800		Sherwin-Williams Co.	422,532

		TOTAL	1,620,043

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Technology Hardware & Equipment--4.1%
4,200	[1]	Comverse Technology, Inc.	$243,600
54,285		Ericsson (LM) Telefonaktiebolaget, Class B, ADR	347,424
14,700		Hewlett-Packard Co.	431,004
381,600		Powerchip Semiconductor Corp.	229,635
19,600	[1]	Sun Microsystems, Inc.	322,812
4,400		TDK Corp.	252,793
113,000	[1]	Taiwan Semiconductor Manufacturing Co. Ltd.	298,333

		TOTAL	2,125,601

		Telecommunication--4.8%
74,700	[1]	McLeodUSA Inc., Class A	344,367
19		NTT DoCoMo, Inc.	364,401
13,550		SBC Communications, Inc.	583,328
17,000		TELUS Corp.	359,689
26,300		Tele Norte Leste Participacoes SA, ADR	416,855
168,914		Vodafone Group PLC	434,115

		TOTAL	2,502,755

		Transportation--2.6%
89,000		Autostrade SPA	544,150
31,000		Brisa-Auto Estradas de Portugal SA	280,764
554,000		Stagecoach Holdings PLC	532,207

		TOTAL	1,357,121

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Utilities--4.4%
14,500	[1]	Calpine Corp.	$714,850
10,064		El Paso Corp	612,898
8,700		Enron Corp.	460,317
16,250		Suez SA	494,705

		TOTAL	2,282,770

		TOTAL COMMON STOCKS (IDENTIFIED COST $50,840,685)	49,506,495

		MUTUAL FUND--3.3%
1,692,092		Prime Value Obligations Fund, Class IS (at net asset value)	1,692,092

		TOTAL INVESTMENTS (IDENTIFIED COST $52,532,777)[2]	$51,198,587

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $52,532,777. The net unrealized depreciation of investments on a federal tax basis amounts to $1,334,190 which is comprised of $2,069,803 appreciation and $3,403,993 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($51,747,309) at May 31, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statement

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $52,532,777)		$51,198,587
Cash denominated in foreign currencies (identified cost $86,976)		85,772
Income receivable		95,549
Receivable for investments sold		2,143,927
Receivable for shares sold		34,292

TOTAL ASSETS		53,558,127

Liabilities:
Payable for investments purchased	$1,617,797
Payable for shares redeemed	100,484
Net payable for foreign currency exchange contracts	81,096
Accrued expenses	11,441

TOTAL LIABILITIES		1,810,818

Net assets for 4,547,656 shares outstanding		$51,747,309

Net Assets Consist of:
Paid in capital		$55,895,014
Net unrealized depreciation of investments		(1,416,913)
Accumulated net realized loss on investments		(2,441,189)
Accumulated net operating loss		(289,603)

TOTAL NET ASSETS		$51,747,309

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($45,078,500 ÷ 3,954,470 shares outstanding)		$11.40

Offering Price Per Share (100/94.50 of $11.40)[1]		$12.06

Redemption Proceeds Per Share		$11.40

Class B Shares:
Net Asset Value Per Share ($4,708,710 ÷ 418,663 shares outstanding)		$11.25

Offering Price Per Share		$11.25

Redemption Proceeds Per Share (94.50/100 of $11.25)[1]		$10.63

Class C Shares:
Net Asset Value Per Share ($1,960,099 ÷ 174,523 shares outstanding)		$11.23

Offering Price Per Share		$11.23

Redemption Proceeds Per Share (99.00/100 of $11.23)[1]		$11.12

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $24,338)			$379,808
Interest			57,522

TOTAL INCOME			437,330

Expenses:
Investment adviser fee		$275,183
Administrative personnel and services fee		92,247
Custodian fees		17,425
Transfer and dividend disbursing agent fees and expenses		56,567
Directors'/Trustees' fees		908
Auditing fees		12,764
Legal fees		538
Portfolio accounting fees		38,171
Distribution services fee--Class A Shares		60,288
Distribution services fee--Class B Shares		17,999
Distribution services fee--Class C Shares		7,524
Shareholder services fee--Class A Shares		60,288
Shareholder services fee--Class B Shares		6,000
Shareholder services fee--Class C Shares		2,508
Share registration costs		20,040
Printing and postage		25,974
Insurance premiums		566
Taxes		1,574
Miscellaneous		294

TOTAL EXPENSES		696,858

Waiver and Reimbursement:
Waiver of investment adviser fee	$(13,074)
Reimbursement of investment adviser fee	(91)

TOTAL WAIVER AND REIMBURSEMENT		(13,165)

Net expenses			683,693

Net operating loss			(246,363)

Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(2,277,615)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,292,476)

Net realized and unrealized loss on investments and foreign currency transactions			(4,570,091)

Change in net assets resulting from operations			$(4,816,454)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(246,363)	$(447,123)
Net realized gain (loss) on investments and foreign currency transactions	(2,277,615)	565,495
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(2,292,476)	(3,020,430)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,816,454)	(2,902,058)

Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(639,830)	(5,348,241)
Class B Shares	(61,884)	(189,501)
Class C Shares	(26,338)	(30,263)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(728,052)	(5,568,005)

Share Transactions:
Proceeds from sale of shares	6,711,614	42,740,626
Net asset value of shares issued to shareholders in payment of distributions declared	692,969	5,193,885
Cost of shares redeemed	(7,376,025)	(17,754,669)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	28,558	30,179,842

Change in net assets	(5,515,948)	21,709,779

Net Assets:
Beginning of period	57,263,257	35,553,478

End of period	$51,747,309	$57,263,257

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998
Net Asset Value, Beginning of Period	$12.58	$14.36	$10.55	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.05)	(0.11)	(0.07)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.97)	0.54	3.90	0.54

TOTAL FROM INVESTMENT OPERATIONS	(1.02)	0.43	3.83	0.55

Less Distributions:
Distributions from net investment income	--	--	(0.01)	--
Distributions from net realized gain on investments and foreign currency transactions	(0.16)	(2.21)	(0.01)	--

TOTAL FROM DISTRIBUTIONS	(0.16)	(2.21)	(0.02)	--

Net Asset Value, End of Period	$11.40	$12.58	$14.36	$10.55

Total Return[3]	(8.28)%	1.90%	36.34%	5.50%

Ratios to Average Net Assets:

Expenses	2.42%[4]	2.09%	2.00%	2.00%[4]

Net investment income (net operating loss)	(0.83)%[4]	(0.77)%	(0.58)%	0.44%[4]

Expense waiver/reimbursement[5]	0.05%[4]	0.36%	1.37%	4.07%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$45,079	$50,587	$34,303	$18,858

Portfolio turnover	121%	228%	187%	3%

1 Reflects operations for the period from October 27, 1998 (start of performance) to November 30, 1998.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999
Net Asset Value, Beginning of Period	$12.44	$14.29	$10.55
Income From Investment Operations:
Net operating loss	(0.07)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.96)	0.53	3.91

TOTAL FROM INVESTMENT OPERATIONS	(1.03)	0.36	3.76

Less Distributions:
Distributions from net investment income	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$11.25	$12.44	$14.29

Total Return[3]	(8.46)%	1.35%	35.62%

Ratios to Average Net Assets:

Expenses	2.92%[4]	2.59%	2.50%

Net operating loss	(1.33)%[4]	(1.21)%	(1.08)%

Expense waiver/reimbursement[5]	0.05%[4]	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,709	$4,804	$1,060

Portfolio turnover	121%	228%	187%

1 Financial Highlights for Class B Shares and Class C Shares are not presented for the period from October 27, 1998 (start of performance) to November 30, 1998. Class B Shares had no public investments during that period.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999
Net Asset Value, Beginning of Period	$12.42	$14.27	$10.55
Income From Investment Operations:
Net operating loss	(0.07)	(0.16)	(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency transaction	(0.96)	0.52	3.90

TOTAL FROM INVESTMENT OPERATIONS	(1.03)	0.36	3.74

Less Distributions:
Distributions from net investment income	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	(0.16)	(2.21)	(0.01)

TOTAL FROM DISTRIBUTIONS	(0.16)	(2.21)	(0.02)

Net Asset Value, End of Period	$11.23	$12.42	$14.27

Total Return[3]	(8.47)%	1.36%	35.43%

Ratios to Average Net Assets:

Expenses	2.92%[4]	2.59%	2.50%

Net operating loss	(1.33)%[4]	(1.18)%	(1.08)%

Expense waiver/reimbursement[5]	0.05%[4]	0.36%	1.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,960	$1,873	$191

Portfolio turnover	121%	228%	187%

1 Financial Highlights for Class B Shares and Class C Shares are not presented for the period from October 27, 1998 (start of performance) to November 30, 1998. Class B Shares had no public investments during that period.

2 Per share amount is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2000 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of nine portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation and above-average income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2001, the Fund had outstanding foreign currency commitments set forth below:

Settlement Date	Contracts to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
6/1/2001	537,152 Canadian Dollars	$ 349,458	$ 347,559	$ (1,899)

Contracts Sold:
6/1/2001	225,579 Pound Sterling	320,673	319,861	812

6/4/2001	266,552 Pound Sterling	380,104	377,958	2,146

7/3/2001	44,625,988 Japanese Yen	357,045	376,801	(19,756)

7/3/2001	94,291,047 Japanese Yen	782,498	796,148	(13,650)

7/3/2001	55,412,071 Japanese Yen	461,729	467,873	(6,144)

7/3/2001	118,788,000 Japanese Yen	960,384	1,002,989	(42,605)

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS:				$(81,096)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001 par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	462,510	$5,435,976	2,359,105	$33,928,682
Shares issued to shareholders in payment of distributions declared	46,481	610,293	368,182	4,974,141
Shares redeemed	(577,263)	(6,723,842)	(1,093,574)	(15,340,212)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(68,272)	$(677,573)	1,633,713	$23,562,611

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	63,943	$772,722	335,979	$4,942,061
Shares issued to shareholders in payment of distributions declared	4,379	56,839	14,110	189,491
Shares redeemed	(35,755)	(422,680)	(38,133)	(528,645)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	32,567	$406,881	311,956	$4,602,907

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	41,882	502,916	262,989	$3,869,883
Shares issued to shareholders in payment of distributions declared	1,994	25,837	2,258	30,253
Shares redeemed	(20,101)	(229,503)	(127,855)	(1,885,812)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,775	$299,250	137,392	$2,014,324

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,930)	$28,558	2,083,061	$30,179,842

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended May 31, 2001, the Fund engaged in purchases and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $29,367,064 and $29,259,320, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$63,671,642

Sales	$64,972,330

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

LINE OF CREDIT AGREEMENT

Effective November 28, 2000, the Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. The Fund did not make any borrowings under the LOC during the six months ended May 31, 2001.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Global Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428U870
Cusip 31428U862
Cusip 31428U854

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G02336-05 (7/01)

Federated Investors
World-Class Investment Manager

Federated Global Financial Services Fund

A Portfolio of Federated World Investment Series, Inc.

3RD SEMI-ANNUAL REPORT

May 31, 2001

Established 1998

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Global
Financial
Services Fund

President's Message

Dear Fellow Shareholder:

Federated Global Financial Services Fund was created in 1998 and I am pleased to present its third Semi-Annual Report. This report covers the first half of the fund's fiscal year, which is the six-month period from December 1, 2000 through May 31, 2001. It begins with an interview with the fund's portfolio manager, Marc Halperin, Vice President of Federated Global Investment Management Corp. Following his discussion, which covers the fund's objective, strategy and market conditions, are two additional items of shareholder interest. First is a complete listing of the fund's investments, and second is the publication of the fund's financial statements.

This fund offers investors a unique, timely opportunity to invest in a sector that is evolving and poised for rapid growth: financial services companies. The fund invests in banks, insurance companies, brokerage firms and asset management companies across as many as five different financial environments including the United States, Asia, Europe, Latin America and Eastern Europe. It is one of only a few funds to invest in the global financial services sector. Its management team focuses on fundamental, bottom-up research and prefers companies with strong business franchises, sound asset quality and reputable management.

The fund may be ideal for investors seeking some international exposure but not willing to take on the risks associated with investing exclusively outside the United States.1

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, funds whose investments are concentrated in a specific industry, sector or geographic area may be subject to a higher degree of market risk than funds whose investments are diversified.

The fund's performance was positive during the first half of its current fiscal year, primarily due to gains in its U.S. holdings. Of course, when it comes to performance--especially in the international arena--it is important to remember that what matters most is years rather than months invested. There will be periods of short-term fluctuation and negative as well as positive returns. The performance by share class is as follows:2

	Total Return	Income	Capital Gains	Net Asset Value Increase
Class A Shares	9.21%	$0.093	$0.043	$14.58 to $15.79 = 8.30%
Class B Shares	8.84%	$0.025	$0.043	$14.33 to $15.53 = 8.37%
Class C Shares	8.85%	$0.029	$0.043	$14.36 to $15.56 = 8.36%

Please take this opportunity to read the fund's investment review. We will continue to keep you up-to-date on the details of your investment on a regular basis. You may add to your investment account at any time and thus increase the number of shares you own for future income. I recommend that you add to your account on a regular basis to take advantage of price fluctuations and dollar-cost averaging.3

Thank you for your investment in Federated Global Financial Services Fund and for the confidence you have placed in our firm.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C shares were 3.20%, 3.34% and 7.85%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Marc Halperin

Vice President

Federated Global
Investment Management Corp.

Investment Review

What is your review of the global financial services stocks during the first half of the fund's fiscal year?

U.S. financial stocks significantly outperformed the broader U.S. market. The Standard & Poor's Financials Index was up 5.46% during the reporting period versus the S&P 500 Index,1 which was down 4.50%. The Federal Reserve Board ("the Fed") lowered interest rates 2.50% during the reporting period in five separate rate cuts. Financial stocks typically outperform in a falling interest rate environment and did so again despite a slowing U.S. economy. U.S. financials performed extremely well during December 2000 and January 2001. Financials gave back a good portion of the gains in February and March of 2001, as fears of a prolonged U.S. economic slowdown weighed heavily on the stocks. However, financial stocks started performing strongly at the end of March through May, as investors began to believe that the aggressive rate cuts by the Fed would prevent the economic slowdown from becoming a full blown recession, and that an economic recovery was possible by year-end.

After a strong rally in January and February 2001, interest-rate sensitive stocks in Asia declined sharply in March. Precipitating the fall was concern over a significant economic slowdown in the U.S. and Japan.

In Europe, financial stocks outperformed during the fund's reporting period in part due to the surprise 0.25% rate cut by the European Central Bank (ECB) in May. However, there continued to be fears in the market that the ECB, due to inflationary concerns, was not acting aggressively enough to prevent a European economic slowdown. We do not anticipate additional ECB rate cuts until the fourth quarter of 2001.

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index. The S&P Financial Index is one of ten sectors and is a subset of the S&P 500.

How did the fund perform during the reporting period?

As of May 31, 2001, the fund's total returns, based on net asset value, for Class A, B, and C shares were 9.21%, 8.84%, and 8.85%, respectively. The fund's current benchmark is the MSCI All Country World Financial Index, which produced a total return of (2.59)%.2 The MSCI World Financials Index produced a return of (2.16)%.3

How are the fund's holdings selected?

The fund will continue to maintain a diversified portfolio of financial services sector stocks. The fund invests in banks, insurance, securities/brokerage, consumer finance and asset management companies around the world. Stock selection is focused on fundamental, bottom-up research. We prefer companies with strong business franchises, sound asset quality and reputable managements. The bias in the portfolio is for stocks with a market capitalization of $1 billion and above, although we may hold smaller companies that meet our investment criteria.

What were the fund's top ten holdings as of May 31, 2001?

The top holdings were as follows:4

Name	Country	Percentage of Net Assets
Stilwell Financial, Inc.	United States	3.6%
Mellon Financial Corp.	United States	3.2%
Marsh & McLennan Cos., Inc.	United States	2.8%
Washington Mutual, Inc.	United States	2.4%
Fannie Mae	United States	2.4%
MetLife, Inc.	United States	2.3%
Hartford Financial Services Group, Inc.	United States	2.3%
Countrywide Credit Industries, Inc.	United States	2.1%
Commercial Federal Corp.	United States	2.1%
John Hancock Financial Services, Inc.	United States	2.1%
TOTAL		25.3%

2 The MSCI All Country World Financial Index is a medium-to-large-cap unmanaged index comprising the banking, financial services, insurance and real estate industries. It is diversified across 46 countries and more than 400 companies. This index is unmanaged, and investments cannot be made in an index.

3 The fund's portfolio manager has elected to change the benchmark index from MSCI All Country World Financial Index to MSCI World Financials Index because the MSCI World Financials Index is more representative of the securities in which the fund currently invests. The MSCI World Financials Index is an unmanaged index reflecting roughly 60% of the total market capitalization within the banking, financial services, insurance and real estate industries in each of 23 developed market countries.

4 These holdings are not indicative of future portfolio composition. Because this is a managed portfolio, the investment mix will change.

What were the fund's regional breakdown and country allocations as of May 31, 2001?

Region	Percentage of Net Assets
North America	83.4%
Asia Pacific	7.2%
Europe	6.2%

Country	Percentage of Net Assets
United States	77.4%
Hong Kong	6.2%
Canada	4.8%
United Kingdom	4.0%
Bermuda	1.2%
Singapore	0.9%
Switzerland	0.9%
Netherlands	0.7%
Germany	0.4%
Italy	0.2%
Thailand	0.1%

What were some recent additions to the fund's portfolio with interesting stories?

Two recent additions to the portfolio were Charles Schwab Corp. and Amvescap PLC, ADR. Both companies, which have a substantial portion of revenues driven from market-sensitive activities, represent plays on a stock market recovery in the third and fourth quarters of 2001. Brokerage and asset management stocks generally outperform the market following the end of interest rate easing, as the stock market rebounds in anticipation of an economic recovery. Schwab is one of the nation's largest retail brokerage firms, providing service to customers through the Internet, 429 branch offices, 5 regional telephone centers, e-mail, and wireless technologies. Schwab currently serves 7.7 million active accounts with $856 billion in client assets, including 4.3 million active online accounts with $328 billion in client assets. Amvescap is one of the world's largest investment managers, operating under the AIM and Invesco brand names. The company has $370.3 billion of funds under management, and manages money on behalf of clients from more than 100 countries.

As we reach the mid-point of 2001, what is your outlook for global financial services stocks and your current strategy?

We will continue to overweight the U.S. market because we believe it has some of the best values in global financials. The falling interest rate environment should provide additional momentum for domestic financial stocks. We continue to believe that the U.S. economy will show signs of recovery by the end of the year. The Fed has acted aggressively, cutting 2.50% in five months, and, with no indications of inflation on the horizon, still has additional room to maneuver. (Please note the recent rate cut by the Fed of 25 basis points on June 27, 2001.) We feel that another 0.50% of interest rate cuts could occur by the end of August. The depressed valuations, due to what we view as an overreaction to recession fears, have given us the opportunity to add to positions in our favorite U.S. names.

In 2001, we should see further consolidation in the financial services sector across the globe. Banks will likely encounter slower loan growth and tighter margin pressure, precipitating a need to merge. Also, with the decline in valuations in the asset management, brokerage and life insurance areas due to weakness in the equity markets, consolidation in these industries is also likely. This continued consolidation within the sector should provide an additional catalyst to keep interest in the financial services sector strong.

We will maintain our current underweight position in Japanese financials due to the lack of financial transparency and poor asset quality. We will also continue to overweight Asia, in particular Hong Kong, since its dollar is pegged to the U.S. dollar, and the Special Economic Zone represents a leveraged play on falling interest rates in the United States.

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.8%
		Banking--4.7%
57,965		HSBC Holdings PLC	$717,149
86,500		Overseas Union Bank Ltd.	332,260
59,086		Standard Chartered PLC	811,838
3,920		UBS AG	584,521
162,000		Wing Hang Bank Ltd.	641,786

		TOTAL	3,087,554

		Banks (Major Regional)--11.5%
19,040		Bank One Corp.	753,984
9,010		Comerica, Inc.	512,669
30,260		First Union Corp.	975,885
32,256		Fleet Boston Financial Corp.	1,341,527
46,131		Mellon Financial Corp.	2,113,722
13,640		PNC Financial Services Group	944,570
18,900		Wells Fargo Co.	889,812

		TOTAL	7,532,169

		Banks (Regional)--1.3%
13,300		Wilmington Trust Corp.	849,338

		Broadcasting & Publishing--0.2%
20,600		BEC World Public Company Ltd.	98,009

		Consumer Discretionary--3.9%
37,700		Belo (A.H.) Corp., Series A	734,773
29,150		Centex Corp.	1,086,712
22,746		D. R. Horton, Inc.	469,023
7,680	[1]	Toll Brothers, Inc.	250,752

		TOTAL	2,541,260

		Financial (Diversified)--20.2%
32,300		American Express Co.	1,360,476
15,000		Banca Fideuram Spa	157,164
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Financial (Diversified)--continued
24,734		Citigroup, Inc.	$1,267,618
35,900		Countrywide Credit Industries, Inc.	1,390,407
575	[1]	D. Carnegie & Co. AB	6,244
19,140		Fannie Mae	1,577,902
14,550		Freddie Mac	963,210
38,500		Heller Financial, Inc.	1,324,400
92,000		Henderson Land Development Co. Ltd.	431,703
13,000		Household International, Inc.	853,580
21,112		J.P. Morgan Chase & Co.	1,037,655
13,800		Jefferson-Pilot Corp.	653,982
11,700		PMI Group, Inc.	816,660
10,700		Radian Group, Inc.	908,430
13,818		Van der Moolen Holding N.V.	434,689

		TOTAL	13,184,120

		Financial Services--0.7%
14,500		Moody's Corp.	465,160

		Industrials--0.4%
12,000		Masco Corp.	280,320

		Insurance--12.8%
20,000		Ace, Ltd.	775,000
978		Allianz AG	273,091
32,400		Canada Life Financial Corp.	960,575
36,400		Gallagher (Arthur J.) & Co.	1,001,000
34,500		John Hancock Financial Services, Inc.	1,366,545
18,395		Lincoln National Corp.	905,770
17,210		Marsh & McLennan Cos., Inc.	1,805,329
57,814		Sun Life Financial Services of Canada	1,272,486

		TOTAL	8,359,796

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Insurance (Multi-Line)--6.1%
11,655		American International Group, Inc.	$944,055
22,050		Hartford Financial Services Group, Inc.	1,492,785
47,900		MetLife, Inc.	1,525,615

		TOTAL	3,962,455

		Investment Banking/Brokerage--16.2%
22,985	[1]	Affiliated Managers Group	1,287,620
18,383		Bear Stearns Cos., Inc.	999,116
17,900		Edwards (A.G.), Inc.	761,108
25,550		Franklin Resources, Inc.	1,136,975
262,000		Hong Kong Exchanges & Clearing Ltd.	473,628
13,500		Legg Mason, Inc.	617,625
10,820		Lehman Brothers Holdings, Inc.	774,820
18,200		Merrill Lynch & Co., Inc.	1,182,454
18,445		Morgan Stanley Dean Witter & Co.	1,199,109
27,850		Raymond James Financial, Inc.	810,435
68,400		Schwab (Charles) Corp.	1,285,920

		TOTAL	10,528,810

		Investment Management--9.7%
28,050		Amvescap PLC, ADR	1,056,083
64,800		Investors Group, Inc.	891,812
71,220		Stilwell Financial, Inc.	2,338,865
25,500		T. Rowe Price Associates, Inc.	935,595
34,500		Waddell & Reed Financial, Inc., Class A	1,073,640

		TOTAL	6,295,995

		Multi- Industry--0.4%
43,000		Swire Pacific Ltd., Class A	233,750

		Real Estate--3.8%
49,000		Cheung Kong	535,559
129,000		Hong Kong Land Holding Ltd.	256,710
22,300		Hutchison Whampoa Ltd.	242,304
108,086		Sun Hung Kai Properties Ltd.	1,015,064
196,171		Wharf Holdings Ltd.	441,396

		TOTAL	2,491,033

		Savings & Loan Company--4.5%
60,500		Commercial Federal Corp.	1,378,190
44,617		Washington Mutual, Inc.	1,589,258

		TOTAL	2,967,448

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Telecommunications--0.4%
2,700		Telephone and Data System, Inc.	$284,850

		TOTAL COMMON STOCKS (IDENTIFIED COST $54,163,961)	63,162,067

		MUTUAL FUND--2.8%
1,836,715		Prime Value Obligations Fund, Class IS (at net asset value)	1,836,715

		TOTAL INVESTMENTS (IDENTIFIED COST $56,000,676)[2]	$64,998,782

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $56,000,676. The net unrealized appreciation of investments on a federal tax basis amounts to $8,998,106 which is comprised of $10,009,737 appreciation and $1,011,631 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($65,224,967) at May 31, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $56,000,676)		$64,998,782
Cash denominated in foreign currencies (identified cost $42,599)		42,564
Income receivable		60,336
Receivable for shares sold		288,140

TOTAL ASSETS		65,389,822

Liabilities:
Payable for investments purchased	$6,244
Payable for shares redeemed	93,006
Accrued expenses	65,605

TOTAL LIABILITIES		164,855

Net assets for 4,170,130 shares outstanding		$65,224,967

Net Assets Consist of:
Paid in capital		$55,894,176
Net unrealized appreciation of investments		8,997,553
Accumulated net realized gain on investments		610,353
Distributions in excess of net investment income		(277,115)

TOTAL NET ASSETS		$65,224,967

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($26,916,605 ÷ 1,704,380 shares outstanding)		$15.79

Offering Price Per Share (100/94.50 of $15.79)[1]		$16.71

Redemption Proceeds Per Share		$15.79

Class B Shares:
Net Asset Value Per Share ($33,241,578 ÷ 2,140,135 shares outstanding)		$15.53

Offering Price Per Share		$15.53

Redemption Proceeds Per Share (94.50/100 of $15.53)[1]		$14.68

Class C Shares:
Net Asset Value Per Share ($5,066,784 ÷ 325,615 shares outstanding)		$15.56

Offering Price Per Share		$15.56

Redemption Proceeds Per Share (99.00/100 of $15.56)[1]		$15.40

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $13,235)			$479,289
Interest			106,045

TOTAL INCOME			585,334

Expenses:
Investment adviser fee		$310,279
Administrative personnel and services fee		92,219
Custodian fees		9,584
Transfer and dividend disbursing agent fees and expenses		47,116
Directors'/Trustees' fees		689
Auditing fees		17,252
Legal fees		1,793
Portfolio accounting fees		41,448
Distribution services fee--Class B Shares		118,899
Distribution services fee--Class C Shares		17,244
Shareholder services fee--Class A Shares		32,189
Shareholder services fee--Class B Shares		39,633
Shareholder services fee--Class C Shares		5,748
Share registration costs		22,201
Printing and postage		14,230
Insurance premiums		611
Taxes		1,854
Miscellaneous		696

TOTAL EXPENSES		773,685

Waiver and Reimbursement:
Waiver of investment adviser fee	$(63,913)
Reimbursement of investment adviser fee	(179)

TOTAL WAIVER AND REIMBURSEMENT		(64,092)

Net expenses			709,593

Net operating loss			(124,259)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $414)			610,318
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			3,464,663

Net realized and unrealized gain on investments and foreign currency transactions			4,074,981

Change in net assets resulting from operations			$3,950,722

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$(124,259)	$93,466
Net realized gain on investments and foreign currency transactions	610,318	134,756
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	3,464,663	3,891,493

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,950,722	4,119,715

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(141,305)	(17,845)
Class B Shares	(47,472)	(26,840)
Class C Shares	(7,866)	(2,746)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(64,804)	(113,602)
Class B Shares	(79,451)	(170,865)
Class C Shares	(11,640)	(17,484)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(352,538)	(349,382)

Share Transactions:
Proceeds from sale of shares	25,093,028	38,410,957
Net asset value of shares issued to shareholders in payment of distributions declared	328,090	319,639
Cost of shares redeemed	(11,464,198)	(11,731,807)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,956,920	26,998,789

Change in net assets	17,555,104	30,769,122

Net Assets:
Beginning of period	47,669,863	16,900,741

End of period (including undistributed net investment income of $0 and $43,787, respectively)	$65,224,967	$47,669,863

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$14.58	$13.21	$11.99	$10.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.10 [3]	0.09 [3]	0.01 [3]
Net realized and unrealized gain on investments and foreign currency transactions	1.34	1.53	1.21	1.98

TOTAL FROM INVESTMENT OPERATIONS	1.34	1.63	1.30	1.99

Less Distributions:
Distributions from net investment income	(0.09)	(0.02)	--	--
Distributions from net realized gain on investments and foreign currency transactions	(0.04)	(0.24)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.13)	(0.26)	(0.08)	--

Net Asset Value, End of Period	$15.79	$14.58	$13.21	$11.99

Total Return[4]	9.21%	12.62%	10.87%	19.90%

Ratios to Average Net Assets:

Expenses	1.85%[5]	1.65%	1.60%	1.60%[5]

Net investment income	0.04%[5]	0.75%	0.79%	0.85%[5]

Expense waiver/reimbursement[6]	0.20%[5]	1.18%	3.37%	11.49%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$26,917	$20,962	$6,333	$4,094

Portfolio turnover	7%	40%	53%	12%

1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share amount does not round to $0.01.

3 Per share information is based on average shares outstanding

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$14.33	$13.09	$11.98	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.04)	0.00 [2,3]	0.01 [2]	0.00 [2,3]
Net realized and unrealized gain on investments and foreign currency transactions	1.31	1.50	1.18	1.98

TOTAL FROM INVESTMENT OPERATIONS	1.27	1.50	1.19	1.98

Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	--	--
Distributions from net realized gain on investments and foreign currency transactions	(0.04)	(0.24)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.07)	(0.26)	(0.08)	--

Net Asset Value, End of Period	$15.53	$14.33	$13.09	$11.98

Total Return[4]	8.84%	11.72%	9.96%	19.80%

Ratios to Average Net Assets:

Expenses	2.60%[5]	2.40%	2.35%	2.35%[5]

Net investment income (net operating loss)	(0.71)%[5]	(0.01)%	0.04%	0.10%[5]

Expense waiver/reimbursement[6]	0.20%[5]	1.18%	3.37%	11.49%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$33,242	$23,039	$9,563	$1,911

Portfolio turnover	7%	40%	53%	12%

1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Per share amount does not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$14.36	$13.11	$11.98	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.04)	0.00 [2,3]	0.01 [2]	0.00 [2,3]
Net realized and unrealized gain on investments and foreign currency transactions	1.31	1.51	1.20	1.98

TOTAL FROM INVESTMENT OPERATIONS	1.27	1.51	1.21	1.98

Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	--	--
Distributions from net realized gain on investments and foreign currency transactions	(0.04)	(0.24)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.07)	(0.26)	(0.08)	--

Net Asset Value, End of Period	$15.56	$14.36	$13.11	$11.98

Total Return[4]	8.85%	11.78%	10.13%	19.80%

Ratios to Average Net Assets:

Expenses	2.60%[5]	2.40%	2.35%	2.35%[5]

Net investment income (net operating loss)	(0.71)%[5]	0.00%[6]	0.04%	0.10%[5]

Expense waiver/reimbursement[7]	0.20%[5]	1.18%	3.37%	11.49%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$5,067	$3,669	$1,005	$343

Portfolio turnover	7%	40%	53%	12%

1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Per share amount does not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 Amount does not round to 0.01%.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of nine portfolios. The financial statements included herein are only those of Federated Global Financial Services Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Directors. Risks may arise from the political inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expense of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2001, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	495,434	$7,810,720	1,324,727	$17,736,580
Shares issued to shareholders in payment of distributions declared	11,984	193,180	9,817	125,564
Shares redeemed	(241,216)	(3,702,166)	(375,752)	(4,934,270)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	266,202	$4,301,734	958,792	$12,927,874

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,013,805	$15,771,724	1,214,969	$16,305,772
Shares issued to shareholders in payment of distributions declared	7,301	116,152	13,848	175,211
Shares redeemed	(488,808)	(7,339,448)	(351,593)	(4,804,699)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	532,298	$8,548,428	877,224	$11,676,284

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	96,782	$1,510,584	333,080	$4,368,605
Shares issued to shareholders in payment of distributions declared	1,177	18,758	1,487	18,864
Shares redeemed	(27,883)	(422,584)	(155,637)	(1,992,838)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSATIONS	70,076	$1,106,758	178,930	$2,394,631

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	868,576	$13,956,920	2,014,946	$26,998,789

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Federated Investment Management Company (FIMC), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 2001, and have no present intention of paying or accruing the distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended May 31, 2001, the Fund engaged in purchases and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchases and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,611,349 and $15,171,932, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$18,711,244

Sales	$4,315,330

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

LINE OF CREDIT

Effective November 28, 2000, the Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. The Fund did not make any borrowings under the LOC during the six months ended May 31, 2001.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Global Financial Services Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G02455-04 (7/01)

Federated Investors
World-Class Investment Manager

Federated International Growth Fund

A Portfolio of Federated World Investment Series, Inc.

4TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1997

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated International Growth Fund

President's Message

Dear Shareholder:

Federated International Growth Fund was created in 1997 and I am pleased to present its fourth Semi-Annual Report. This fund is a "fund of funds" through which shareholders own an interest in four different international stock funds:

Federated Asia Pacific Growth Fund
Federated Emerging Markets Fund
Federated European Growth Fund
Federated International Small Company Fund

Federated International Growth Fund is broadly diversified by company, country, continent, market (both developed and emerging) and market capitalization.1 As of May 31, 2001, these funds collectively provided Federated International Growth Fund with more than 473 holdings in over 47 countries, and the fund's net assets totaled $47.1 million.

This report covers the six-month reporting period from December 1, 2000 through May 31, 2001. It begins with an interview with the fund's portfolio manager, Stephen F. Auth, Senior Vice President of Federated Global Investment Management Corp. Following his discussion of international economic and market conditions and fund strategy, you will find two additional items of interest: a complete listing of the fund's investments and publication of the fund's financial statements.

1 International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

Both the U.S. and other world markets experienced continued volatility during the reporting period, which is reflected in the fund's negative total returns. Individual share class total return performance, including income, for the six-month reporting period follows:2

	Total Return	Income	Net Asset Value Change
Class A Shares	(9.55)%	$0.007	$9.68 to $8.75 = (9.61)%
Class B Shares	(9.8 3)%	$0.000	$9.56 to $8.62 = (9.83)%
Class C Shares	(9.91)%	$0.000	$9.59 to $8.64 = (9.91)%

Because short-term market volatility is to be expected, investors should not be distracted from pursuing long-term growth through a diversified portfolio of international securities. The key to long-term success is investing through the positive as well as the negative periods. I recommend that you consider adding to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing.3 By investing the same amount on a regular basis, you buy more fund shares when prices are low and fewer when prices are high. Adding to your account in this fashion is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding.

Thank you for choosing Federated International Growth Fund to pursue your long-term investment goals and for your continued confidence in the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were (14.49)%, (14.79)%, and (10.81)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Stephen F. Auth

Senior Vice President

Federated Global Investment Management Corp.

Investment Review

What is your analysis of the international marketplace over the first half of the fund's fiscal year?

The fund's reporting period ended May 31, 2001 was characterized by the same--but perhaps intensified--volatility in global equity markets that we experienced in 2000. This year, there was no real "place to hide" by country or sector. Selling took place across the board not only in technology, media and telecommunications (TMT) stocks, which was expected given overownership and overvaluation in that sector, but also in defensive areas like pharmaceuticals and insurance. Most international markets posted negative returns in U.S. dollars. "Value" stocks outperformed "growth" stocks, and when investors lost confidence in equities, bonds seemed to gain on the rebound.

The more than 75 global rate cuts in 2001 through May alone, including an aggressive series of easings from the Federal Reserve Board ("the Fed"), generally are positive for equity markets, although they can take several quarters to make their magic to happen. Early this year, Fed cuts did spark equity rallies, but gains were not as solid as we would have liked, especially given worrisome news about the U.S. economy--corporate earnings warnings, rising jobless claims and gross domestic product drops.

While less soft than its U.S. counterpart, the European economy also posted poor performance--in dollars, the worst of any developed market--and the long wait for the late action by the European Central Bank (the "ECB"), a lone rate cut in May, only deepened investor pessimism. Japan's economy also remained flat, with high debt and a weak Yen, although an economic reform package and corporate restructuring appeared to be gaining steam. On the other hand, global rate cutting seemed to buoy Japan's cyclical economy, and it also fueled emerging markets, as they were the best first quarter 2001 performers.

How did Federated International Growth Fund perform during the six-month reporting period?

As of May 31, 2001, Federated International Growth Fund produced a six-month total return of (9.55)% for Class A Shares based on net asset value. The total returns for Class B Shares and Class C Shares based on net asset value were (9.83)% and (9.91)%, respectively. Fund performance fell shy of its peer group, Lipper International Funds Average, which had a return of (7.96)%.1 The fund also underperformed its benchmark, Morgan Stanley Capital International-Europe, Australia, Far East Index (MSCI-EAFE), which returned (7.85)% for the reporting period.2 Although the fund's total return was negative, it did improve over the past year, especially in the second quarter of 2001.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

2 MSCI-EAFE is a standard, unmanaged foreign securities index representing major non-U.S. stock markets as monitored by Morgan Stanley Capital International. MSCI-EAFE returns are in U.S. dollars. The index is unmanaged, and investments cannot be made in an index.

How were the fund's net assets diversified among the four Federated international funds, and how did they contribute to performance?

During the reporting period, the net assets were allocated as follows:

Name	Percentage of Net Assets on 5/31/2001	Percentage of Net Assets on 11/30/2000
Federated Asia Pacific Growth Fund	29.4%	15.5%
Federated Emerging Markets Fund	23.5%	16.2%
Federated European Growth Fund	30.2%	39.1%
Federated International Small Company Fund	17.0%	25.8%
Cash	0.2%	3.4%

The allocations as of May 31, 2001, reflect increasing investments made in Federated Asia Pacific Growth Fund and Federated Emerging Markets Fund, funded primarily by sales in holdings of Federated European Growth Fund and Federated International Small Company Fund.

The performances of the underlying funds' Class A Shares for the six-month reporting period based on net asset value were:

Federated Asia Pacific Growth Fund	(11.53)%
Federated Emerging Markets Fund	2.43%
Federated European Growth Fund	(11.03)%
Federated International Small Company Fund	(11.48)%

As a reflection of persistent volatility in world equity markets during the reporting period, none of the Federated International Growth Fund sub-funds performed strongly. The best performer was Federated Emerging Markets Fund, whose return has improved considerably in recent months, most likely evidence of the positive effect that global rate cuts generally have had on this asset class.

As indicated above, the performances of the remaining three sub-funds were roughly equal. Since small company growth stocks can suffer in the current environment, we scaled back the fund's exposure to Federated International Small Company Fund; we will rebuild the position when markets stabilize. Federated European Growth Fund also was hurt by continued weakness in the euro and investor disappointments in the leadership of the ECB.

What were the fund's top holdings as of May 31, 2001?

The top two holdings for each of the individual funds were as follows:3

Fund	Name of Holding	Country	Percentage Net Assets of Each Fund
Federated Asia Pacific Growth Fund	Sumitomo Metal Mining Co.	Japan	2.9%
	Capcom Co., Ltd.	Japan	2.5%
Federated Emerging Markets Fund	Telefonos de Mexico, Class L, ADR	Mexico	3.1%
	Petroleo Brasileiro SA, ADR	Brazil	3.0%
Federated European Growth Fund	Shell Transport & Trading Co.	United Kingdom	3.9%
	TotalFina SA, Class B	France	3.5%
Federated International Small Company Fund	Denway Motors, Ltd.	Hong Kong	1.1%
	CAE Inc.	Canada	1.1%

As we pass the mid-point of 2001, what is your outlook for international equities? And how have you structured the fund's allocations?

We expect the global stock market to remain volatile in the months ahead, although we feel the central bank cuts have averted an "Armageddon" scenario. We are cautiously optimistic that 2002 will be an improvement, and hopeful that year-to-date global rate cuts--and anticipated future cuts--will boost international equities in the quarters ahead. The U.S. and European markets do not necessarily correlate, but almost every international market is affected by the degree, timing and frequency of the Fed's rate decreases in particular. We believe the international markets will assert themselves and expect international equity prices may become more attractive than U.S. stock valuations, which will allow us to focus on the higher risk/return areas of the portfolio.

In our view, emerging markets are poised to be the biggest beneficiaries of these rate cuts--and the next generation of overachievers. As a result, our most important fund adjustment--and leveraged play on the eventual global economic recovery--has been to increase our holdings in Federated Emerging Markets Fund. Most emerging markets are just beginning their growth cycles, and valuations are inexpensive. Equally encouraging have been emerging markets' ability in recent years to continue lowering deficits and inflation, restructure banking systems and improve transparency and access for overseas investors.

3 These holdings are not indicative of future portfolio composition. Because this is a managed portfolio, the investment mix will change.

Similarly, we have beefed up our exposure in Asia through global cyclicals, especially in Asian emerging markets. South Korea is one of the bluest emerging market chips. Japan is increasingly attractive to us because of the country's election of a new prime minister and its ongoing economic and corporate reform. Although it is a developed market, Japan is one of the world's most cyclical and, therefore, stands to gain a great deal from increased liquidity and a global recovery, so we perceive an upside to Japanese stocks. With economic growth in Europe slowing but still better than that of the U.S., we will keep Federated European Growth Fund as the ballast for our portfolio, but we have scaled back our holdings there in order to add to our positions in more aggressive aspects of the market. Recently, we have begun to add to holdings in Federated International Small Company Fund and are likely to continue doing so as global markets show signs of bottoming.

Portfolio of Investments

May 31, 2001 (unaudited)

Shares		Value in U.S. Dollars
	MUTUAL FUNDS SHARES--100.3%
1,753,626	Federated Asia Pacific Growth Fund, Class A	$13,853,645
1,194,159	Federated Emerging Markets Fund, Class A	11,057,914
1,111,645	Federated European Growth Fund, Class A	14,206,827
362,130	Federated International Small Company Fund, Class A	8,013,930
92,652	Prime Value Obligations Fund, Class IS	92,652

	TOTAL INVESTMENTS (IDENTIFIED COST $52,696,375)[1]	$47,224,968

1 The cost of investments for federal tax purposes amounts to $52,696,375. The net unrealized depreciation of investments on a federal tax basis amounts to $5,471,407 which is comprised of $1,662,078 appreciation and $7,133,485 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($47,102,206) at May 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $52,696,375)		$47,224,968
Receivable for shares sold		59,799
Deferred organizational costs		10,303
Prepaid Expenses		67,557

TOTAL ASSETS		47,362,627

Liabilities:
Payable for shares redeemed	$229,060
Accrued expenses	31,361

TOTAL LIABILITIES		260,421

Net assets for 5,408,192 shares outstanding		$47,102,206

Net Assets Consist of:
Paid in capital		$58,780,756
Net unrealized depreciation of investments		(5,471,407)
Accumulated net realized loss on investments		(6,030,826)
Distribution in excess of net investment income		(176,317)

TOTAL NET ASSETS		$47,102,206

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($31,005,520 ÷ 3,541,715 shares outstanding)		$8.75

Offering price per share (100/94.50 of $8.75)[1]		$9.26

Redemption proceeds per share		$8.75

Class B Shares:
Net asset value per share ($12,388,244 ÷ 1,437,246 shares outstanding)		$8.62

Offering price per share		$8.62

Redemption proceeds per share (94.50/100 of $8.62)[1]		$8.15

Class C Shares:
Net asset value per share ($3,708,442 ÷ 429,231 shares outstanding)		$8.64

Offering price per share		$8.64

Redemption proceeds per share (99.00/100 of $8.64)[1]		$8.55

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Interest			$29,559

Expenses:
Administrative personnel and services fee		$92,247
Custodian fees		4,593
Transfer and dividend disbursing agent fees and expenses		46,429
Directors'/Trustees' fees		886
Auditing fees		6,077
Legal fees		1,882
Portfolio accounting fees		35,673
Distribution services fee--Class B Shares		51,437
Distribution services fee--Class C Shares		16,451
Shareholder services fee--Class A Shares		47,300
Shareholder services fee--Class B Shares		17,146
Shareholder services fee--Class C Shares		5,484
Share registration costs		17,900
Printing and postage		14,722
Insurance premiums		524
Taxes		1,367
Miscellaneous		5,088

TOTAL EXPENSES		365,206

Waivers and Reimbursements:
Waiver of shareholder services fee--Class A Shares	$(47,300)
Waiver of shareholder services fee--Class B Shares	(17,146)
Waiver of shareholder services fee--Class C Shares	(5,484)
Reimbursement of investment adviser fee	(48)
Reimbursement of other operating expenses	(89,510)

TOTAL WAIVERS AND REIMBURSEMENTS		(159,488)

Net expenses			205,718

Net operating loss			(176,159)

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(2,180,108)
Net change in unrealized depreciation of investments			(3,283,766)

Net realized and unrealized loss on investments			(5,463,874)

Change in net assets resulting from operations			$(5,640,033)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/ 2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$(176,159)	$2,489,118
Net realized gain (loss) on investments	(2,180,108)	717,242
Net change in unrealized depreciation of investments	(3,283,766)	(18,233,156)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,640,033)	(15,026,796)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(27,818)	(1,841,394)
Class B Shares	--	(520,014)
Class C Shares	--	(103,846)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,818)	(2,465,254)

Share Transactions:
Proceeds from sale of shares	44,908,283	98,773,780
Net asset value of shares issued to shareholders in payment of distributions declared	17,789	1,633,208
Cost of shares redeemed	(51,301,769)	(77,755,382)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,375,697)	22,651,606

Change in net assets	(12,043,548)	5,159,556

Net Assets:
Beginning of period	59,145,754	53,986,198

End of period (including undistributed net investment income of $0 and $27,660, respectively)	$47,102,206	$59,145,754

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$ 9.68	$12.35	$ 8.38	$ 8.73	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.02)	0.58	0.07	0.04 [2]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.90)	(2.69)	3.96	(0.33)	(1.26)

TOTAL FROM INVESTMENT OPERATIONS	(0.92)	(2.11)	4.03	(0.29)	(1.27)

Less Distributions:
Distributions from net investment income	(0.01)	(0.56)	(0.06)	(0.06)	--

Net Asset Value, End of Period	$ 8.75	$ 9.68	$12.35	$ 8.38	$ 8.73

Total Return[3]	(9.55)%	(18.33)%	48.44%	(3.37)%	(12.70)%

Ratios to Average Net Assets:

Expenses	0.49%[4]	0.15%	0.07%	0.08%	0.07%[4]

Net investment income (net operating loss)	(0.39)%[4]	3.99%	0.65%	0.51%	(0.01)%[4]

Expense waiver/reimbursement[5]	0.57%[4]	0.85%	1.49%	1.92%	4.32%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$31,006	$40,432	$39,386	$19,440	$10,562

Portfolio turnover	28%	11%	12%	31%	3%

1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$ 9.56	$12.24	$ 8.31	$ 8.71	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.06)	0.47	(0.00)[2]	(0.02)[3]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.88)	(2.66)	3.93	(0.34)	(1.28)

TOTAL FROM INVESTMENT OPERATIONS	(0.94)	(2.19)	3.93	(0.36)	(1.29)

Less Distributions:
Distributions from net investment income	--	(0.49)	(0.00)[2]	(0.04)	--

Net Asset Value, End of Period	$ 8.62	$ 9.56	$12.24	$ 8.31	$ 8.71

Total Return[4]	(9.83)%	(19.00)%	47.33%	(4.14)%	(12.90)%

Ratios to Average Net Assets:

Expenses	1.24%[5]	0.90%	0.82%	0.83%	0.82%[5]

Net investment income (net operating loss)	(1.14)%[5]	2.84%	(0.10)%	(0.24)%	(0.77)%[5]

Expense waiver/reimbursement[6]	0.57%[5]	0.85%	1.49%	1.92%	2.78%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$12,388	$14,480	$12,317	$8,212	$5,036

Portfolio turnover	28%	11%	12%	31%	3%

1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share amount does not round to $(0.01).

3 Per share information is based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$ 9.59	$12.28	$ 8.33	$ 8.72	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.06)	0.47	(0.00)[2]	(0.02)[3]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.89)	(2.65)	3.95	(0.33)	(1.27)

TOTAL FROM INVESTMENT OPERATIONS	(0.95)	(2.18)	3.95	(0.35)	(1.28)

Less Distributions:
Distributions from net investment income	--	(0.51)	(0.00)[2]	(0.04)	--

Net Asset Value, End of Period	$ 8.64	$ 9.59	$12.28	$ 8.33	$ 8.72

Total Return[4]	(9.91)%	(18.95)%	47.45%	(3.99)%	(12.80)%

Ratios to Average Net Assets:

Expenses	1.24%[5]	0.90%	0.82%	0.83%	0.82%[5]

Net investment income (net operating loss)	(1.14)%[5]	1.87%	(0.10)%	(0.24)%	(0.77)%[5]

Expense waiver/reimbursement[6]	0.57%[5]	0.85%	1.49%	1.92%	2.69%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$3,708	$4,234	$2,284	$1,154	$680

Portfolio turnover	28%	11%	12%	31%	3%

1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share amount does not round to $(0.01).

3 Per share information is based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of nine portfolios. The financial statements included herein are only those of Federated International Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital. The Fund pursues its investment objective by investing in shares of other open-end management investment companies for which affiliates of Federated Investors, Inc. serve as investment adviser, transfer and dividend disbursing agent, portfolio accountant, and principal underwriter (the "Federated Funds," herein referred to as the "underlying funds") that invest primarily in foreign equity securities. The underlying funds in which the Fund will invest include, but are not limited to, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund and Federated International Small Company Fund.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may by valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $3,723,538, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,261,663	$29,773,023	4,941,879	$62,675,260
Shares issued to shareholders in payment of distributions declared	1,799	17,789	78,861	1,055,154
Shares redeemed	(3,897,119)	(35,341,341)	(4,035,017)	(51,336,551)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(633,657)	$(5,550,529)	985,723	$12,393,863

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	184,738	$1,747,200	744,973	$9,724,988
Shares issued to shareholders in payment of distributions declared	--	--	37,244	496,087
Shares redeemed	(261,608)	(2,417,931)	(274,453)	(3,339,852)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(76,870)	$(670,731)	507,764	$6,881,223

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,508,328	$13,388,060	2,192,920	$26,373,532
Shares issued to shareholders in payment of distributions declared	--	--	6,140	81,967
Shares redeemed	(1,520,764)	(13,542,497)	(1,943,360)	(23,078,979)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(12,436)	$(154,437)	255,700	$3,376,520

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(722,963)	$(6,375,697)	1,749,187	$22,651,606

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The investment adviser fee is contingent upon the grant of certain exemptive relief from the Securities and Exchange Commission. If the Fund were paying or accruing the investment adviser fee, the Fund would be able to pay up to 1.25% of its average daily net assets which are invested in individual stocks, bonds or money market investments, and not on those assets invested in shares of the underlying funds. If an asset allocation fee were to be charged to the Fund, it could range up to an annual fee of 0.20% of the average daily net assets invested in the underlying funds. The Fund did not pay or accrue the asset allocation fee during the six months ended May 31, 2001.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not pay or accrue the distribution services fee during the six months ended May 31, 2001, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $42,732 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 2001, the Fund expensed $4,597 of organizational expenses.

Interfund Transactions

During the six months ended May 31, 2001, the Fund engaged in purchases and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $40,493,805 and $42,850,379, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$15,233,218

Sales	$18,119,863

LINE OF CREDIT AGREEMENT

Effective November 28, 2000, the Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. The Fund did not make any borrowings under the LOC during the six months ended May 31, 2001.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated International Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G02418-01 (7/01)

Federated Investors
World-Class Investment Manager

Federated International High Income Fund

A Portfolio of Federated World Investment Series, Inc.

5TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1996

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated International High Income Fund

President's Message

Dear Fellow Shareholder:

Federated International High Income Fund was created in 1996 and I am pleased to present its fifth Semi-Annual Report. As of May 31, 2001, the fund's net assets of $84.2 million was invested in over 37 issues spread across 13 government bonds and 24 international corporate issues in 17 countries. The fund offers shareholders significant income opportunities from a select portfolio of carefully researched international bonds issued by companies and governments outside the United States, both in emerging and developed markets.1 This income portfolio can easily complement other international investments or other domestic bond funds.

This report covers the six-month reporting period from December 1, 2000 through May 31, 2001. It begins with an interview with Robert M. Kowit, who co-manages the fund with Micheal W. Casey, both vice presidents of Federated Global Investment Management Corp. Following their discussion covering international economic and market conditions and fund strategy are two additional items of shareholder interest. First is a complete listing of the fund's international bond investments, and second is the publication of the fund's financial statements.

Federated International High Income Fund gives you the opportunity to increase your international exposure with a portfolio of fixed-income securities. The bonds in the fund are not only generous income-paying issues, but offer the potential for long-term capital appreciation. In domestic bonds, five interest rate cuts through May of 2001--totaling a 2.50% reduction in rates--influenced bond prices positively. In international bonds, more than 75 interest rate cuts by central banks around the world had a positive influence on bond prices.

1 International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

Shareholders of this fund enjoyed double-digit returns and very attractive income over the reporting period. Individual share class total return performance for the six month reporting period, including income distributions, follows.2

	Total Return	Income	Net Asset Value Increase
Class A Shares	11.13%	$0.401	$7.01 to $7.38 = 5.28%
Class B Shares	10.73%	$0.374	$7.01 to $7.38 =5.28%
Class C Shares	10.73%	$0.374	$7.01 to $7.38= 5.28%

If you are not already doing so, I invite you to join the many shareholders who reinvest their monthly dividends and add to their accounts to compound their shares in order to own more shares for future income. I recommend adding to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing.3 By investing the same amount on a regular basis, you buy more fund shares when prices are low and fewer when prices are high.

Thank you for your investment in Federated International High Income Fund and for the confidence you have shown by investing a portion of your wealth in the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were 6.13%, 5.23% and 9.73%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Robert M. Kowit

Vice President

Federated Global Investment Management Corp.

Micheal W. Casey

Vice President

Federated Global Investment Management Corp.

Investment Review

The fund invests in three relatively uncorrelated sectors of the international fixed-income markets--emerging markets, European high-yield and non-dollar denominated developed markets. How did these markets perform during the reporting period?

Emerging market debt performed well over the reporting period, with the J.P. Morgan Emerging Market Index up 8.15%. Euro high-yield was up 1.14% as defined by the Merrill Lynch European High Yield Index, and developed market debt was (1.40)% as defined by the J.P. Morgan Non-Dollar Bond Index.

How did Federated International High Income Fund perform over the six months ended May 31, 2001?

For the six-month period ended May 31, 2001, the fund's double digit returns based on net asset value were: Class A Shares, 11.13%; Class B Shares, 10.73%; and Class C Shares, 10.73%. These returns were significantly better than the (1.14)% return of the developed markets as measured by the fund's benchmark, the J.P. Morgan Non-Dollar Bond Index.1 The fund also outperformed its Lipper Emerging Debt Funds category average return of 8.88%.2

Income is a primary consideration for shareholders. What level of income did the fund provide during the reporting period?

The fund paid a healthy income stream totaling $0.401 per share for Class A Shares, $0.374 for Class B Shares, and $0.374 per share for Class C Shares. From a yield perspective, the fund's 30-day SEC yield on net asset value as of May 31, 2001 was 12.71% for Class A Shares, and 12.12% on offering price, 11.93% for Class B Shares and 11.93% for Class C Shares. Dividends are paid monthly to shareholders.

1 The J.P. Morgan Non-Dollar Bond Index is a total return, unmanaged trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

What were the fund's top five government and corporate holdings as of May 31, 2001?

The fund's top five international government holdings were:

Country	Coupon/Maturity	Percentage of Net Assets
Russia	12.75% due 6/24/2008	8.8%
Russia	5.00% due 3/31/2030	5.4%
Ecuador	12.00% due 11/15/2012	4.6%
Poland	8.50% due 6/12/2005	3.7%
Brazil	11.00% due 8/17/2040	3.7%
TOTAL		26.2%

The fund's top five international corporate holdings were:

Name	Coupon/Maturity	Country	Percentage of Net Assets
Grupo Elektra SA de CV	12.00% due 4/1/2008	Mexico	4.2%
Companhia Petrolifera Marlim	12.25% due 9/26/2008	Brazil	3.7%
Premier Intl Foods PLC	12.00% due 9/1/2009	United Kingdom	3.7%
Nuevo Grupo Iusacell SA de CV	14.25% due 12/1/2006	Mexico	3.2%
BBVA Bancomer Capital Trust	10.50% due 2/16/2011	Mexico	3.2%
TOTAL			18.0%

How were the fund's holdings diversified as far as by country?

As of May 31, 2001, the fund invested nearly half of its assets (48.0%) in Mexico, Brazil and Russia. Country allocations were as follows:

Country	Percentage of Net Assets
Mexico	19.1%
Brazil	14.7%
Russia	14.2%
United Kingdom	8.6%
Germany	5.8%
Poland	5.8%
Ecuador	4.6%
Netherlands	4.6%
Turkey	4.4%
Canada	2.8%
Venezuela	2.6%
Qatar	2.4%
Bulgaria	2.3%
Israel	2.1%
Colombia	1.6%
Spain	1.3%
Norway	0.0%[1]

1 Amount represents less than 0.01%.

Describe some of the fund's notable recent purchases.

Recent purchases include:

BBVA Bancomer 10.50% due 2/16/2011 (3.2% of net assets) is the Mexican subsidiary of a major Spanish bank rated "BB" by Standard & Poor's and "BAA3" by Moody's Investors Service. Bonds were purchased at $100 and currently trade at $109.50.

Premier Intl Foods 12.00% due 9/1/2009 (3.7% of net assets) is a United Kingdom-based food company and was an existing position which we added to at $95. The bond now trades at $105.50.

Grohe Holdings 11.50% due 11/15/2010 (1.7% of net assets) is a German manufacturer of faucets and showerheads rated "B" by Standard & Poor's and "B2" by Moody's Investors Service. Bonds were purchased at $100 and now trade at $110.

As we reach the middle of 2001, what is your outlook for high-yield bonds in the emerging and developed bond markets?

The fund is currently positioned with approximately 80% allocated to emerging markets and 20% to European high-yield bonds. The outlook for emerging debt markets remains positive.

To date, potential problems in Argentina and Turkey seem confined, with minimal contagion to the rest of the market. Emerging market debt continues to perform reasonably well even with the disruption in these two countries. In previous cycles, hints of problems in one major country caused almost immediate reactions across all emerging markets. It is a mark of these markets' maturation that disruptions have been confined and had a limited impact on overall volatility and liquidity.

We plan to continue allocations to high-quality corporate debt in emerging and developed countries such as Mexico, Brazil and Germany, which have performed well. Also, we will maintain exposure to large and liquid global issues in countries with improving credit fundamentals. The elements of risk that produce high yields in emerging markets continue to be different from those that create high yields in U.S. markets. In diversified portfolios, the combination of an international high-yield fund with a domestic high-yield complement usually provides a more stable source of high-yield investment than either one would separately.

Shareholder Meeting Results

A special meeting of shareholders of Federated International High Income Fund (the "Fund"), a portfolio of Federated World Investment Series, Inc., was held on May 25, 2001. There were 11,201,582 total outstanding shares on March 26, 2001, the record date for shareholders voting at the meeting. The following item was considered by shareholders and was approved as follows:

AGENDA ITEM 1

To approve removing the Fund's fundamental investment policy regarding investment diversification.

For	Against	Abstained
5,282,796	222,736	184,627

Portfolio of Investments

May 31, 2001 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--0.0%
		Telecommunications & Cellular--0.0%
1,000	[1,2,3]	Enitel ASA, Warrants	$0
900	[1]	Jazztel PLC, Warrants	1,142
2,500	[1]	Maxcom Telecom, Warrants	125

		TOTAL COMMON STOCKS (IDENTIFIED COST $70,963)	1,267

		CORPORATE BONDS--54.6%
		Air Transportation--2.8%
2,500,000		CHC Helicopter Corp., Company Guarantee, 11.75%, 7/15/2007	2,346,679

		Cable & Wireless Television--6.5%
2,000,000	[2,3]	eKabel Hessen gmbH, Sr. Note, Series 144A, 14.50%, 9/1/2010	1,682,844
2,250,000		Innova S De R.L., Sr. Note, 12.875%, 4/1/2007	2,149,042
2,500,000		Satelites Mexicanos SA, Sr. Note, Series B, 10.125%, 11/1/2004	1,637,500

		TOTAL	5,469,386

		Chemicals & Plastics--4.6%
2,000,000		Avecia Group PLC, Company Guarantee, 11.00%, 7/1/2009	2,120,000
2,000,000	[2,3]	Messer Griesheim Holding AG, Sr. Note, Series 144A, 10.375%, 6/1/2011	1,797,007

		TOTAL	3,917,007

		Consumer Products--2.4%
2,000,000		TM Group Holdings, Sr. Note, 11.00%, 5/15/2008	2,050,000

		Financial Intermediaries--3.2%
2,500,000	[2,3]	BBVA Bancomer Capital Trust, Bond, Series 144A, 10.50%, 2/16/2011	2,668,750

		Food & Drug Retailers--3.6%
3,000,000		Premier Intl Foods PLC, 12.00%, 9/1/2009	3,075,000

		Home Products & Furnishings--1.7%
1,500,000	[2,3]	Grohe Holding GMBH, Sr. Note, 11.50%, 11/15/2010	1,395,323

Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Oil & Gas--5.8%
3,000,000	[2,3]	Companhia Petrolifera Marlim, 12.25%, 9/26/2008	$3,082,500
2,000,000	[2,3]	Petroplus Funding BV, Bond, 10.50%, 10/15/2010	1,775,865

		TOTAL	4,858,365

		Rail Industry--2.5%
2,600,000		MRS Logistica SA, Bond, 10.625%, 8/15/2005	2,103,252

		Retailers--4.2%
3,600,000		Grupo Elektra SA de CV, Sr. Note, 12.00%, 4/1/2008	3,519,000

		Telecommunications & Cellular--17.3%
3,000,000		Alestra SA, 12.625%, 5/15/2009	2,632,500
2,000,000		Cellco Finance NV, Sr. Note, 12.75%, 8/1/2005	1,630,000
900,000		Jazztel PLC, Series XW1, 14.00%, 7/15/2010	409,083
1,000,000	[2,3]	Jazztel PLC, Sr. Note, 13.25%, 12/15/2009	477,370
500,000	[2]	Jazztel PLC, Sr. Note, 14.00%, 4/1/2009	228,326
2,500,000		Maxcom Telecomunicacione, Unit, Sr. Note, 13.75%, 4/1/2007	825,000
3,000,000		Netia Holdings, Series B, 0/11.25%, 11/1/2007	1,770,000
2,500,000		Nuevo Grupo Iusacell SA de CV, 14.25%, 12/1/2006	2,675,000
2,000,000		Partner Communications, Sr. Sub. Note, 13.00%, 8/15/2010	1,810,000
4,000,000		Versatel Telecom International NV, Sr. Note, 11.875%, 7/15/2009	2,100,000

		TOTAL	14,557,279

		TOTAL CORPORATE BONDS (IDENTIFIED COST $49,191,751)	45,960,041

Foreign Currency Par Amount			Value in U.S. Dollars
		SOVEREIGN GOVERNMENTS--42.3%
2,800,000		Brazil, Government of, 10.125%, 5/15/2027	$2,030,000
2,000,000		Brazil, Government of, 14.50%, 10/15/2009	2,045,000
4,200,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	3,081,540
2,500,000		Bulgaria, Government of, 6.313%, 7/28/2024	1,900,000
1,500,000		Colombia, Government of, Bond, 11.75%, 2/25/2020	1,373,700
5,675,000	[2]	Ecuador, Government of, Bond, 12.00%, 11/15/2012	3,895,887
14,750,000		Poland, Government of, Bond, 8.50%, 6/12/2005	3,107,407
1,800,000	[2,3]	Qatar, Government of, Bond, 9.75%, 6/15/2030	1,988,640
7,850,000		Russia, Government of, Unsub., 12.75%, 6/24/2028	7,379,000
10,400,000	[2]	Russia, Government of, Unsub., 5.00%, 3/31/2030	4,550,520
2,500,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	2,106,250
1,500,000		Venezuela, Government of, Bond, 13.625%, 8/15/2018	1,461,750
1,000,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	682,500

		TOTAL SOVEREIGN GOVERNMENTS (IDENTIFIED COST $35,083,514)	35,602,194

		TOTAL INVESTMENTS (IDENTIFIED COST $84,346,228)[4]	$81,563,1502

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2001, these securities amounted to $23,543,032 which represents 28.0% of net assets. Included in this amount, securities which have been deemed liquid. These securities amounted to $14,868,299 which represents 17.7% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $84,346,228. The net unrealized depreciation of investments on a federal tax basis amounts to $2,782,726 which is comprised of $2,601,759 appreciation and $5,384,485 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($84,212,934) at May 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $84,346,228)		$81,563,502
Income receivable		2,924,510
Receivable for investments sold		539,918
Receivable for shares sold		166,358
Deferred organizational costs		3,112

TOTAL ASSETS		85,197,400

Liabilities:
Payable for shares redeemed	$27,698
Income distribution payable	520,959
Accrued expenses	435,809

TOTAL LIABILITIES		984,466

Net assets for 11,414,740 shares outstanding		$84,212,934

Net Assets Consist of:
Paid in capital		$104,239,392
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(2,779,477)
Accumulated net realized loss on investments and foreign currency transactions		(16,960,807)
Distributions in excess of net investment income		(286,174)

TOTAL NET ASSETS		$84,212,934

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($20,771,238 ÷ 2,815,580 shares outstanding)		$7.38

Offering price per share (100/95.50 of $7.38)[1]		$7.73

Redemption proceeds per share		$7.38

Class B Shares:
Net asset value per share ($58,300,704 ÷ 7,902,295 shares outstanding)		$7.38

Offering price per share		$7.38

Redemption proceeds per share (94.50/100 of $7.38)[1]		$6.97

Class C Shares:
Net asset value per share ($5,140,992 ÷ 696,865 shares outstanding)		$7.38

Offering price per share		$7.38

Redemption proceeds per share (99.00/100 of $7.38)[1]		$7.31

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Interest			$5,468,596

Expenses:
Investment adviser fee		$358,303
Administrative personnel and services fee		92,247
Custodian fees		23,513
Transfer and dividend disbursing agent fees and expenses		48,801
Directors'/Trustees' fees		909
Auditing fees		13,724
Legal fees		6,172
Portfolio accounting fees		40,105
Distribution services fee--Class B Shares		220,131
Distribution services fee--Class C Shares		20,453
Shareholder services fee--Class A Shares		25,188
Shareholder services fee--Class B Shares		73,377
Shareholder services fee--Class C Shares		6,818
Share registration costs		19,095
Printing and postage		22,029
Insurance premiums		611
Taxes		3,160
Interest Expense		99
Miscellaneous		5,456

TOTAL EXPENSES		980,191

Waiver and Reimbursement:
Waiver of investment adviser fee	$(252,890)
Reimbursement of investment adviser fee	(66)

TOTAL WAIVER AND REIMBURSEMENT		(252,956)

Net expenses			727,235

Net investment income			4,741,361

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(1,139,273)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			4,941,368

Net realized and unrealized gain on investments and foreign currency transactions			3,802,095

Change in net assets resulting from operations			$8,543,456

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,741,361	$8,917,290
Net realized loss on investments and foreign currency transactions	(1,139,273)	(8,478,214)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	4,941,368	143,228

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,543,456	582,304

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,096,978)	(833,006)
Class B Shares	(2,965,792)	(2,762,140)
Class C Shares	(274,310)	(253,780)
Distributions from paid in capital
Class A Shares	--	(1,049,690)
Class B Shares	--	(3,480,638)
Class C Shares	--	(319,795)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,337,080)	(8,699,049)

Share Transactions:
Proceeds from sale of shares	11,301,554	26,829,076
Net asset value of shares issued to shareholders in payment of distributions declared	1,403,106	2,719,442
Cost of shares redeemed	(13,500,511)	(36,548,498)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(795,851)	(6,999,980)

Change in net assets	3,410,525	(15,116,725)

Net Assets:
Beginning of period	80,802,409	95,919,134

End of period	$84,212,934	$80,802,409

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$7.01	$7.71	$7.99	$9.50	$10.12	$10.00
Income From Investment Operations:
Net investment income	0.44	0.78	0.93 [2]	0.94	1.18	0.17 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33	(0.70)	(0.37)	(1.49)	(0.78)	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.77	0.08	0.56	(0.55)	0.40	0.30

Less Distributions:
Distributions from net investment income	(0.40)	(0.35)	(0.78)	(0.96)	(1.02)	(0.17)
Distributions in excess of net investment income	--	--	--	--	--	(0.01)[3]
Distributions from paid in capital[4]	--	(0.43)[2]	(0.06)[2]	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.00)[5]	--	--

TOTAL DISTRIBUTIONS	(0.40)	(0.78)	(0.84)	(0.96)	(1.02)	(0.18)

Net Asset Value, End of Period	$7.38	$7.01	$7.71	$7.99	$ 9.50	$10.12

Total Return[6]	11.13%	0.84%	7.55%	(5.95)%	4.02%	2.99%

Ratios to Average Net Assets:

Expenses	1.15%[7]	1.10%	0.96%	0.82%	0.75%	0.75%[7]

Net investment income	11.83%[7]	10.55%	12.09%	11.07%	10.54%	9.19%[7]

Expense waiver/reimbursement[8]	0.60%[7]	0.78%	0.79%	0.99%	2.03%	8.46%[7]

Supplemental Data:

Net assets, end of period (000 omitted)	$20,771	$18,170	$17,793	$11,052	$9,073	$599

Portfolio turnover	85%	236%	87%	128%	93%	0%

1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

2 Per share information is based on the average number of shares outstanding.

3 Distributions in excess of net investment income were a result of certain book and tax timing difference.

4 Represents a return of capital for federal income tax purposes.

5 Per share amount does not round to $(0.01).

6 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$7.01	$7.71	$7.99	$9.50	$10.12	$10.00
Income From Investment Operations:
Net investment income	0.40	0.73	0.88 [2]	0.89	0.96	0.18 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.34	(0.71)	(0.38)	(1.50)	(0.63)	0.11

TOTAL FROM INVESTMENT OPERATIONS	0.74	0.02	0.50	(0.61)	0.33	0.29

Less Distributions:
Distributions from net investment income	(0.37)	(0.32)	(0.72)	(0.90)	(0.95)	(0.17)
Distributions from paid in capital[3]	--	(0.04)[2]	(0.06)[2]	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.00)[4]	--	--

TOTAL DISTRIBUTIONS	(0.37)	(0.72)	(0.78)	(0.90)	(0.95)	(0.17)

Net Asset Value, End of Period	$7.38	$7.01	$7.71	$7.99	$ 9.50	$10.12

Total Return[5]	10.73%	0.07%	6.73%	(6.67)%	3.24%	2.87%

Ratios to Average Net Assets:

Expenses	1.90%[6]	1.85%	1.71%	1.57%	1.50%	1.50%[6]

Net investment income	11.08%[6]	9.75%	11.34%	10.37%	9.73%	8.92%[6]

Expense waiver/reimbursement[7]	0.60%[6]	0.78%	0.79%	0.99%	2.03%	8.46%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$58,301	$57,171	$71,881	$70,458	$49,929	$5,397

Portfolio turnover	85%	236%	87%	128%	93%	0%

1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

2 Per share information is based on the average number of shares outstanding.

3 Represents a return of capital for federal income tax purpose.

4 Per share amount does not round to $(0.01).

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$7.01	$7.71	$7.99	$9.50	$10.12	$10.00
Income From Investment Operations:
Net investment income	0.41	0.72	0.88 [2]	0.85	0.98	0.17 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33	(0.70)	(0.38)	(1.46)	(0.65)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.74	0.02	0.50	(0.61)	0.33	0.29

Less Distributions:
Distributions from net investment income	(0.37)	(0.32)	(0.72)	(0.90)	(0.95)	(0.17)
Distributions from paid in capital[3]	--	(0.40)[2]	(0.06)[2]	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.00)[4]	--	--

TOTAL DISTRIBUTIONS	(0.37)	(0.72)	(0.78)	(0.90)	(0.95)	(0.17)

Net Asset Value, End of Period	$7.38	$7.01	$7.71	$7.99	$ 9.50	$10.12

Total Return[5]	10.73%	0.07%	6.73%	(6.67)%	3.24%	2.87%

Ratios to Average Net Assets:

Expenses	1.90%[6]	1.85%	1.71%	1.57%	1.50%	1.50%[6]

Net investment income	11.08%[6]	9.75%	11.34%	10.35%	10.04%	8.67%[6]

Expense waiver/reimbursement[7]	0.60%[6]	0.78%	0.79%	0.99%	2.03%	8.46%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$5,141	$5,461	$6,246	$8,106	$6,037	$83

Portfolio turnover	85%	236%	87%	128%	93%	0%

1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

2 Per share information is based on the average number of shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Per share amount does not round to $(0.01).

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of nine portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. If no sale price on a recognized securities exchange is reported or if the securities is traded over-the-counter, the security is valued according to the last reported bid price. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing long-term market premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize long-term market premiums and discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $15,807,448, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$2,542,891

2007	9,775,291

2008	3,489,266

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2001, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 2001 is as follows:

Security	Acquisition Dates	Acquisition Cost
Jazztel PLC, 14.00%. 4/1/2009	7/23/1999	$ 539,537

Ecuador, Government of, 12.00%, 11/15/2012	12/13/2000-5/18/2001	4,032,529

Russia, Government of, 5.00%, 3/31/2030	3/21/2001	4,378,111

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	798,578	$5,967,770	2,066,298	$15,968,298
Shares issued to shareholders in payment of distributions declared	55,598	410,708	90,223	675,715
Shares redeemed	(629,397)	(4,720,696)	(1,874,840)	(14,467,508)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	224,779	$1,657,782	281,681	$2,176,505

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	696,001	$5,133,021	1,264,056	$9,642,044
Shares issued to shareholders in payment of distributions declared	113,522	837,978	234,037	1,762,248
Shares redeemed	(1,057,982)	(7,823,774)	(2,676,071)	(20,344,004)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(248,459)	$(1,852,775)	(1,177,978)	$(8,939,712)

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	26,975	$200,763	158,826	$1,218,734
Shares issued to shareholders in payment of distributions declared	20,901	154,420	37,749	281,479
Shares redeemed	(129,630)	(956,041)	(228,529)	(1,736,986)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(81,754)	$(600,858)	(31,954)	$(236,773)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(105,434)	$(795,851)	(928,251)	$(6,999,980)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Federated Investment Management Company (FIMC), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 2001, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $48,027 were borne initially by Adviser. The Fund has agreed to reimburse the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 2001, the Fund expensed $5,609 of organizational expenses.

Interfund Transactions

During the six months ended May 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $35,671,616 and $44,339,854, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$69,650,926

Sales	$69,024,895

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

LINE OF CREDIT

Effective November 28, 2000, the Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2001, the Fund had an outstanding loan balance of $341,010. During the six months ended May 31, 2001, the maximum outstanding borrowings were $433,000. The Fund had an average outstanding daily balance of $387,005 with a high and low interest rate of 4.75% and 4.63%, respectively, representing only the days the LOC was utilized. Interest expense totaled $99 for the six months ended May 31, 2001.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated International High Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01949-02 (7/01)

Federated Investors
World-Class Investment Manager

Federated International Small Company Fund

A Portfolio of Federated World Investment Series, Inc.

5TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1996

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated International Small Company Fund

President's Message

Dear Fellow Shareholder:

Federated International Small Company Fund was created in 1996 and I am pleased to present its fifth Semi-Annual Report. This international stock fund is managed to bring shareholders long-term growth from a well-researched portfolio of international stocks.1

These stocks are selected because of their attractive growth potential based on trends in domestic consumption, their leadership in products and services, or technological advances that enable them to thrive across country boundaries as well as nationally.

Many of this fund's holdings are not well known to U.S. investors, yet represent strong investments that are attractively priced. The fund owns these securities for their long-term growth potential. The fund currently has total net assets of $814.5 million invested in more than 250 issues in 26 countries across 3 continents.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 2000 through May 31, 2001. It begins with an interview with the fund's portfolio manager, Leonardo A. Vila, Vice President of Federated Global Investment Management Corp. Following his discussion, which covers international economic and market conditions and fund strategy, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's diversified international stock holdings, and third is the publication of the fund's financial statements. I strongly recommend that you read over the list of global holdings. The fund's broad diversification and country allocations have contributed to its strong, long-term performance since the fund's inception in February of 1996.2

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Small-cap stocks have historically experienced greater volatility than average.

2 Past performance is no guarantee of future results.

The six-month reporting period was a difficult time for small-cap investments. No region in the world outside of the U.S. posted positive results, as fallout from the collapse of technology stocks and the global economic slowdown continued. Valuation was the key word as investors became much more discriminating in their selections. Individual share class total return performance for the six-month reporting period areas follows.3

	Total Return	Net Asset Value Change
Class A Shares	(11.48%)	$25.00 to $22.13 = (11.48)%
Class B Shares	(11.76%)	$24.06 to $21.23 = (11.76)%
Class C Shares	(11.77%)	$24.04 to $21.21 = (11.77)%

Since this international small company fund began operation on February 28, 1996, it has earned a 18.92% cumulative return for its Class A shareholders based on net asset value. It is important to remember that the true measure of this fund's performance is clearly in years rather than months. There will inevitably be periods of negative fluctuation, as well as the highly positive returns we have experienced since the fund's inception. However, our global group of investment managers are optimistic about many countries' long-term economic outlooks and continued enthusiasm for capitalism.

In this investment environment, I recommend that you add to your account on a regular basis to take advantage of price fluctuations by using the dollar-cost averaging method of investing, and to consider increasing a portion of your international investable dollars in the world's attractive markets.4

Thank you for your confidence in Federated International Small Company Fund. We appreciate the fact that you have invested in shares of the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

3 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (16.36)%, (16.62)%, and (12.65)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

4 Systematic investing does not ensure a profit or protect against loss in declining markets.

Leonardo A. Vila

Vice President

Federated Global Investment Management Corp.

Investment Review

What is your review of international small-cap stocks over the first half of the fund's fiscal year?

The year began with a continuation of the negative trends that began in March 2000. The unprecedented collapse of the technology universe over the past year had undermined confidence in equities as a whole. This, combined with profit warnings and concerns about a global economic slowdown, led to indiscriminate selling of all sectors. The markets, however, improved considerably from the end of March 2001, as central banks around the world cut interest rates aggressively to boost consumer confidence and to avoid a global recession. In fact, the United States Federal Reserve Board (the "Fed") led the way with its first interest rate cut in early January. Since then, the Fed has cut rates four more times for a reduction of 250 basis points. Meanwhile, the Bank of England reduced rates three times for 75 basis points and the European Central Bank once for 25 basis points. This proactive approach on the part of the central banks helped improve market sentiment considerably.

Canada was the best performing country in the international small cap universe due to its exposure to the Energy and Basic Materials sectors with a return of 19.22% in the six-month reporting period. A direct beneficiary of a falling United States interest rate environment, Hong Kong was also a strong performer with a return of 15.47%.

From a sector standpoint, Energy was the best performer with a return of 27.59%. Performance was driven by energy issues in the United States namely, low inventory levels, high oil and natural gas prices, and industry consolidation. Not surprisingly, interest-sensitive sectors also did well in the past six months, largely on the back of lower interest rates and a steepening yield curve. For example, construction rose 19.62%, banks were up 18.59%, and industrial components increased 17.01%.

How did Federated International Small Company Fund perform?

For the six-month reporting period ended May 31, 2001, the fund's total returns, based on net asset value, were (11.48)%, (11.76)%, and (11.77)% for Class A, B, and C Shares, respectively.

What were the primary causes behind the international equity markets' and the fund's performance?

The main causes of the decline in the international markets and the fund were general concerns of a global slowdown and mounting evidence that profits will be less than expected as the economy slows. Ahead of the first quarter results, there were a number of company profit warnings and earnings downgrades leading to the decline in share prices. Investors are now looking for signs that the worst of the slowdown is over and for the global economies to begin their gradual recoveries.

Can you highlight a few noteworthy additions to the portfolio during the six-month reporting period?

Oil and gas-related companies like Rio Alto, Berkley Petroleum, and Genesis Exploration benefited from lower inventory levels and rising commodity prices. The latter two were also acquired this past spring as a wave of consolidation overcame junior and intermediate producers.

How were the fund's net assets invested as of May 31, 2001, and what were the fund's top ten holdings?

The portfolio was well diversified across the following 26 countries:

Country			Percentage of Net Assets
Japan (developed)			19.7%
Canada (developed)			11.6%
United Kingdom (developed)			9.9%
Hong Kong (developed)			6.2%
France (developed)			6.1%
Germany (developed)			5.2%
Spain (developed)			4.8%
Switzerland (developed)			4.4%
Netherlands (developed)			2.8%
Italy (developed)			2.8%
South Korea (emerging)			2.6%
Sweden (developed)			2.5%
Australia (developed)			2.1%
Denmark (developed)			2.0%
China (emerging)			2.0%
Taiwan (emerging)			1.5%
Israel (emerging)			1.5%
Singapore (developed)			1.0%
Norway (developed)			0.8%
Ireland (developed)			0.5%
Portugal (developed)			0.5%
Finland (developed)			0.2%
Brazil (emerging)			0.2%
Mexico (emerging)			0.2%
Greece (developed)			0.1%
Egypt (emerging)			0.1%

Name	Country	Percentage of Net Assets	Industry
Denway Motors Ltd.	Hong Kong	1.1%	Automobiles & Components
CAE Inc.	Canada	1.1%	Capital Goods
Man (ED&F) Group PLC	United Kingdom	1.0%	Diversified Financials
China Everbright Ltd.	Hong Kong	1.0%	Diversified Financials
TransAlta Corp.	Canada	0.9%	Utilities
MTR Corp., Ltd.	Hong Kong	0.8%	Transportation
Gulf Canada Resources, Ltd.	Canada	0.8%	Energy
Logitech International SA	Switzerland	0.8%	Technology Hardware & Equipment
Van der Moolen Holding NV	Netherlands	0.7%	Diversified Financials
JGC Corp.	Japan	0.7%	Capital Goods
TOTAL		8.9%

What is your near-term outlook for international small-cap stocks?

There is no indication that the trend of downward earnings revisions is over. Analyst estimates are lagging indicators of business conditions. As we see more sensitivity to valuations, we will continue to avoid highly valued stocks and examine global economic development more closely.

We believe that as this year's interest rate cuts begin to take effect and investors regain confidence, liquidity should improve, thus boosting the international small-cap growth markets. As companies' earnings have been reduced, Gross Domestic Product ("GDP") forecasts have equally been revised down. We currently favor Asia's forecasted economic growth of 5.5% over Europe's 2.1% along with many other regions, especially the United States (forecasted GDP of 1.1%).

At the country level, we like Canada for its exposure to oil and gas--particularly as we head into the summer driving and air conditioning seasons. We also believe Japan will produce an economic plan that will restore foreign investor confidence as the country strengthens its financial system. Japan's new Prime Minister, Koizumi, has gained the highest approval rating not seen for many years in Japan. With the support of the people, the Cabinet, and government, Prime Minister Koizumi is expected to release a highly anticipated plan to reverse Japan's economic woes. We expect this plan to be announced after the Upper House election at the end of July.

Two Ways You May Seek to Invest for Success

INITIAL INVESTMENT

If you had made an initial investment of $6,000 in the Class A Shares of Federated International Small Company Fund on 2/28/96, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $14,096 on 5/31/01. You would have earned a 17.65%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/01, the Class A Shares' average annual 1-year, 5-year, and since inception (2/28/96) total returns were (37.70)%, 14.37%, and 16.33%, respectively. Class B Shares' average annual 1-year, 5-year, and since inception (2/28/96) total returns were (38.13)%, 14.62%, and 16.62%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (2/28/96) total returns were (35.22)%, 14.82%, and 16.69%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; and, Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for five years (reinvesting all dividends and capital gains) grew to $8,070.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated International Small Company Fund on 2/28/96, reinvested your dividends and capital gains, and did not redeem any shares, you have invested only $6,000, but your account would have reached a total value of $8,0701 by 5/31/01. You would have earned an average annual total return of 10.75%.

A practical investment plan helps you pursue long-term capital growth through stocks of small international companies. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--Investing for a College Education

David and Lisa Dean are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Lisa are planning for the college education of their children. On February 28, 1996, they invested $5,000 in the Class A Shares of Federated International Small Company Fund. Since then, David and Lisa have made additional investments of $250 every month.

As this chart shows, their original $5,000 investment along with their additional monthly $250 investments totaling $15,750 has grown to $31,807. This represents a 13.34% average annual total return. For the Dean's, a dedicated program of monthly investments really paid off.

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--90.8%
		Automobiles & Components--3.8%
128,900		Autoliv, Inc., ADR	$2,364,217
18,300,000		Brilliance China Automotive Holdings Ltd.	5,513,603
24,200,000	[1]	Denway Motors Ltd.	8,920,101
704,000		Hankook Tire Manufacturing Co.	1,676,190
940,000		Hino Motors	4,562,416
60,000		Magna International, Inc., Class A	3,563,507
510,000		NOK Corp.	4,234,270

		TOTAL	30,834,304

		Banks--2.5%
88,000		Banco Popular Espanol SA	2,887,388
1,907		Bank Sarasin & Cie	4,509,403
194,650		Bank of Ireland	1,883,089
261,000		Bayerische Vita SpA	2,703,755
100,000		Commercial International Bank Egypt	890,032
500,000		Dah Sing Financial Group	2,666,735
64,000		National Bank of Canada	1,158,253
376,000		Suruga Bank Ltd.	3,365,276

		TOTAL	20,063,931

		Capital Goods--12.8%
166,605		ACS, Actividades de Constuccion y Servicios, SA	4,508,466
500,000		Amada Co. Ltd.	2,906,292
501,749		CAE, Inc.	8,798,058
3,700,000		China Merchants Holdings International Co., Ltd.	2,775,071
1,000,000		Cookson Group PLC	2,339,619
380,000	[1]	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,109,134
150,000		Daito Trust Construction Co.	2,952,557
6,728		Feintool International Holding AG	2,212,345
143,830		Fomento de Construcciones y Contratas SA	2,913,035
175,000		Grupo Dragados, SA	2,188,754
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Capital Goods--continued
204,170		Grupo Ferrovial, SA	$3,337,448
815,000		Hitachi Koki Co.	3,085,044
380,000		Hyundai Mobis	3,648,712
45,000		IHC Caland NV	2,212,855
65,000		International-Muller	1,517,097
240,450		Interpump Group SpA	807,246
629,000		JGC Corp.	5,619,095
14,000		Kaba Holding AG	3,446,837
2,000,000		Kawasaki Heavy Industries	2,893,674
250,000		Maeda Corp.	1,202,894
2,000,000		Montedison SpA	4,727,185
40,000		NEG Micon A/S	1,814,841
200,000		Nippon Thompson Co.	1,591,521
259,000		Pinguely-Haulotte	5,037,538
130,000		SNC-Lavalin Group, Inc.	1,808,476
58,650		Swisslog Holding AG	3,426,390
190,000		Takuma Co., Ltd.	1,842,783
116,780		Tomra Systems ASA	1,965,491
33,540		Toromont Industries Ltd.	531,692
200,000		Tostem Corp.	3,482,503
1,250,000		Toyo Engineering	3,143,927
350,000		Trelleborg AB, Class B	2,658,589
558,600	[1]	Turbo Genset, Inc.	3,675,193
37,800		Vallourec (Usin)	2,084,156
102,250	[1]	Vestas Wind Systems A/S	4,987,126

		TOTAL	104,251,644

		Commercial Services & Supplies--4.1%
178,820		Amey PLC	879,364
102,117		BTG PLC	1,893,219
6,500		Bellsystem 24, Inc.	2,506,940
81,650		GFK AG	2,361,419
295,000	[2]	Guardian IT PLC	3,304,535
3,570,000		Kidde PLC	3,872,495
367,970		Nestor Healthcare Group PLC	3,158,234
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Commercial Services & Supplies--continued
686,060		RPS Group PLC	$1,780,223
736,000		Sembcorp Logistics Ltd.	3,498,273
108,700		Sophus Berendsen, Class B	2,761,825
120,000		Toppan Forms Co., Ltd.	2,016,824
439,000		WS Atkins PLC	4,930,045

		TOTAL	32,963,396

		Consumer Durables & Apparel--4.5%
250,000		Berkeley Group PLC	2,890,848
1,248,400	[1]	Ferretti SpA	4,096,154
525,000		Gunze Ltd.	2,186,028
90,000		Heiwa Corp.	1,540,629
160,000		Humax Co., Ltd.	2,635,441
19,400	[1]	Kudelski SA	1,834,975
390,500		Lane G Marzotto Ord.	4,933,588
288,000		Onward Kashiyama Co., Ltd.	2,907,133
456,700		Pace Micro Technology PLC	3,163,420
209,700		Sega Enterprises	3,845,441
245,000		Yamaha Corp.	2,551,396
137,032	[1]	Zapf Creation AG	3,997,899

		TOTAL	36,582,952

		Diversified Financials--5.4%
131,800		AGF Management Ltd.	2,386,983
280,000		C.I. Fund Management, Inc.	2,554,513
7,600,000		China Everbright Ltd.	7,746,352
22,185		D. Carnegie & Co., AB	240,925
1,150,000		Hong Kong Exchanges & Clearing Ltd.	2,078,899
370,000		Hyundai Securities	2,989,461
600,000		Man (ED&F) Group PLC	7,917,782
92,100		Sanyo Electric Credit Co., Ltd.	2,680,569
775,000		Shinko Securities Co., Ltd.	2,464,250
325,000		St. James's Place Capital PLC	1,898,636
797,573		Suncorp-Metway Ltd.	5,418,017
186,000		Van der Moolen Holding NV	5,851,223

		TOTAL	44,227,610

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--4.6%
245,045	[1]	Anderson Exploration Ltd.	$5,573,168
250,000	[1]	Baytex Energy Ltd.	1,892,591
36,000		Bouygues Offshore SA	1,796,161
275,000	[1]	Cairn Energy PLC	1,306,872
375,000	[1]	Compton Petroleum Corp.	1,252,022
156,000		Ensign Resource Service Group, Inc.	1,832,028
790,000	[1]	Gulf Canada Resources, Ltd.	6,220,835
1,500,000		Japan Energy Corp.	3,646,534
103,000	[1]	Precision Drilling Corp.	4,230,631
101,000	[1]	Rio Alto Exploration Ltd.	2,068,360
300,000		Showa Shell Sekiyu	2,248,486
70,000	[1]	TGS Nopec Geophysical Co., ASA	1,111,040
475,000		Teikoku Oil Co., Ltd.	2,936,785
2,500,000		Yanzhou Coal Mining Co., Class H	1,073,745

		TOTAL	37,189,258

		Energy Equipment & Services--0.8%
162,000	[1]	Canadian Hunter Exploration Ltd.	4,366,820
700,000		Santos Ltd.	2,352,755

		TOTAL	6,719,575

		Food & Household Products--4.8%
91,000		Cheil Jedang Corp.	3,278,415
70,000		Danisco	2,429,618
300,000		Ezaki Glico Co., Ltd.	1,741,252
114,000		Familymart Co.	2,023,385
300,000	[1]	Fjord Seafood ASA	1,038,604
7,000,000	[1]	Global Bio-chem Technology Group Co., Ltd.	1,516,706
42,720		Hokuto Corp.	1,915,357
262,500		Kamps AG	2,255,349
1,700,000	[1]	Kanebo, Ltd.	4,475,942
111,900		Katokichi Co., Ltd.	2,899,159
185,000		Q. P. Corp.	1,632,444
52,000		Rallye SA	2,673,608
110,000		Remy Cointreau SA	3,451,099
1,059,765		Southcorp Holdings Ltd.	3,599,561
610,000		Swedish Match AB	2,814,028
188,000		Toyo Suisan Kaisha	1,695,289

		TOTAL	39,439,816

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care Equipment & Services--5.1%
373,580	[1]	Biocompatibles International PLC	$1,637,624
262,200	[1]	Capio AB	2,003,807
100,000	[1]	Card-Guard Scientific Survival Ltd.	5,563,901
30,600		Colin Corp.	3,397,712
5,220		Disetronic Holdings AG	3,729,194
108,580	[1]	Elekta AB, B Shares	739,276
222,222		Getinge Industrier AB, Class B	3,520,079
170,000		MDS, Inc.	2,513,426
740,000		Mayne Nickless Ltd.	2,262,112
277,000		Olympus Optical Co.	4,264,048
128,600	[1]	Oridion Systems Ltd.	3,112,502
816		Phonak Holding AG	2,771,758
187,665	[1]	SHL Telemedicine Ltd.	3,184,656
94,000		Safilo SpA	982,510
22,400		Tecan AG	2,181,049

		TOTAL	41,863,654

		Hotels Restaurants & Leisure--1.0%
3,400,000		China Travel International Investment Hong Kong Ltd.	680,017
1,301,795		First Choice Holidays PLC	3,136,337
225,000		Hotel Shilla Co.	1,211,944
240,000		PizzaExpress PLC	3,142,610

		TOTAL	8,170,908

		Insurance--1.7%
175,700		Clarica Life Insurance Co.	5,143,105
226,802		Corporation Mapfre, Compania Internacional de Reaseguros, SA	4,624,181
180,000		Industrial Alliance Life Insurance Co.	4,309,285

		TOTAL	14,076,571

		Materials--5.3%
430,000		Air Water, Inc.	2,166,639
250,000		Buzzi Unicem SpA	2,397,418
125,000		Cominco Ltd.	2,855,063
1,950,000		Daido Steel Co.	5,166,975
600,000		Dowa Mining Co.	2,801,144
8,950		Givaudan SA	2,407,681
164,000		Johnson Matthey PLC	2,264,978
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Materials--continued
125,000	[1]	Methanex Corp.	$958,428
3,500,000		M.I.M. Holdings Ltd.	2,200,163
1,000,000		Mitsubishi Gas Chemical Co., Inc.	3,625,505
166,140		Norske Skogindustrier ASA, Class A	2,583,881
75,000		Nova Chemicals Corp.	1,631,511
37,760		Pechiney SA, Class A	2,040,439
66,170		SGL Carbon AG	2,601,985
1,000,000		Showa Denko Kk	1,993,607
320,000		Sons Of Gwalia Ltd.	1,529,772
300,000	[1]	Tembec, Inc.	2,521,514
385,000		Tokuyama Corp.	1,745,584

		TOTAL	43,492,287

		Media--3.3%
834,000		Asia Satellite Telecommunications Holdings Ltd.	1,700,121
70,000	[1]	Cairo Communication SpA	2,018,567
22,600		Expand	1,209,770
812,500		HIT Entertainment PLC	3,513,860
92,680	[1]	IM Internationalmedia AG	2,413,946
73,400		M6 Metropole Television	1,983,780
88,266		Publicis Groupe SA	2,769,224
176,532		Publicis Groupe SA, Warrants	346,340
168,000	[1]	Sogecable SA	3,499,165
137,000	[1]	Studio Canal	1,425,005
164,600		TV Azteca SA de CV, ADR	1,234,500
390,000		Taylor Nelson Sofres PLC	1,382,502
5,400,000	[1]	i-CABLE Communications Ltd.	3,340,470

		TOTAL	26,837,250

		Pharmaceuticals & Biotechnology--4.5%
94,104		Altana AG	3,175,205
110,000	[1]	Cambridge Antibody Technology Group PLC	4,172,321
202,000		Dainippon Pharmaceutical Co., Ltd.	2,832,554
265,000		Galen Holdings	3,400,601
180,000		Hisamitsu Pharmaceutical Co., Inc.	2,984,354
300,000		Kaken Pharmaceutical	2,977,793
208,700	[1]	Novozymes A/S, Class B	4,521,415
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals & Biotechnology--continued
272,000	[1]	Shire Pharmaceuticals Group PLC	$4,466,205
540,000		Tanabe Seiyaku Co.	5,587,146
250,000		Zeltia SA	2,642,657

		TOTAL	36,760,251

		Real Estate--1.4%
120,940		JM AB, Class B	2,767,172
152,500		Metrovacesa SA	2,320,020
52,000		Nisshin Fudosan Co., Ltd.	1,255,384
6,000,000		Shum Yip Investment Ltd.	1,942,358
6,000,000		Sino Land Co.	2,730,839

		TOTAL	11,015,773

		Retailing--2.3%
555,000	[1]	Daiei OMC, Inc.	2,661,087
42,000		Don Quijote Co., Ltd.	3,285,666
2,138,000		Esprit Holdings Ltd.	2,645,158
3,046,000		Giordano International Ltd.	1,728,064
180,000		Hudson's Bay Co.	1,880,945
204,000		Jusco Co., Ltd.	4,530,282
343,125		Matalan	2,257,520

		TOTAL	18,988,722

		Software & Services--6.1%
120,000		Capcom Co., Ltd.	3,936,743
93,000	[1]	Certicom Corp.	903,824
56,000		Csk Corp.	1,479,139
165,000	[1]	Descartes Systems Group Inc.	2,973,310
104,131		GFI Informatique	2,334,428
60,000	[1]	Generics Group AG	187,170
60,000	[1]	IONA Technologies PLC, ADR	2,220,000
287,050		Indra Sistemas SA	2,757,571
118,230	[1]	Infogrames Entertainment SA	2,218,583
78,000		Koei Co.	2,978,802
80,000		Meitec Corp.	2,718,708
38,884		Metrologic Group	2,531,934
117,000		Ordina Beheer NV	2,572,468
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Software & Services--continued
42,940		PinkRoccade NV	$1,815,611
101,195	[1]	Pivotal Corp.	2,125,095
122,980		RM PLC	976,526
153,020		Royalblue Group PLC	2,154,560
48,700	[1]	SAP Systems Integration AG	864,847
94,085	[1]	Teleplan International NV	2,287,436
85,400		Transiciel SA	3,899,801
139,800	[1]	UBI Soft Entertainment SA	5,289,248

		TOTAL	49,225,804

		Technology Hardware & Equipment--6.8%
2,500,000	[1]	Acer Display Technology, Inc.	2,610,619
24,250		Aixtron AG	2,040,448
450,000		Ambit Microsystems Corp.	2,415,929
79,700		Avanzit SA	852,589
185,000		Canon Sales Co., Inc.	1,940,570
70,000		Ferrotec Corp.	1,413,190
22,200		Hosiden Corp.	504,206
80,500		Jenoptik AG	1,940,133
52,800	[1]	Lambda Physik AG	3,125,523
20,465	[1]	Logitech International SA	6,171,496
84,550	[1]	Neopost SA	2,073,492
52,000		Nihon Dempa Kogyo Co., Ltd.	1,320,996
180,150	[1]	Oberthur Card Systems	2,597,463
1,218,000	[1]	Procomp Informatics Co., Ltd.	2,586,903
68,000		Samsung Display Devices	3,254,020
229,890	[1]	Silicon-On-Insulator Technologies (SOITEC)	4,354,706
37,500	[1]	Suess MicroTec AG	1,157,484
630,000	[1]	Sunplus Technology Co., Ltd.	3,084,956
37,566		Technotrans AG	4,066,265
116,000		Toyo Corp.	3,005,383
2,088,000	[1]	Unipac Optoelectronics Corp.	1,786,195
400,000		Venture Manufacturing (Singapore) Ltd.	2,785,531

		TOTAL	55,088,097

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Telecommunication Services--2.2%
101,107		Elisa Communications Oyj	$1,717,718
281,400	[1]	Fibernet Group PLC	2,154,662
139,946	[1]	Forthnet SA	1,119,547
197,300		Manitoba Telecom Services	5,170,269
1,200,000		Smartone Telecommunications	1,407,728
150,000		Tele Centro Oeste Celular Participacoes SA, ADR	1,288,500
1,046,000	[1]	Tele1 Europe Holding AB	3,362,254
478,700	[1]	Versatel Telecom International NV	2,024,064

		TOTAL	18,244,742

		Transportation--4.2%
465,000		Associated British Ports Holdings PLC	2,777,236
130,350		Aumar(Aut Del Mar)	2,288,385
432,500		Brisa Auto Estradas de Portugal SA	3,917,115
13,100,000		China Shipping Development Co., Ltd., Class H	2,670,453
83,410		Koninklijke Vopak NV	1,886,830
140,000		Koninlijke Luchtvaart Maatschappij NV (KLM)	2,640,120
5,700		Kuehne & Nagel International AG	3,012,853
3,849,500	[1]	MTR Corp., Ltd.	6,588,736
102,753		National Express Group PLC	1,347,713
1,800,000		Neptune Orient Lines Ltd.	1,651,422
190,160	[1]	Thiel Logistik AG	3,714,684
125,000	[1]	Westjet Airlines Ltd.	1,799,579

		TOTAL	34,295,126

		Utilities--3.6%
7,218,000	[2]	Beijing Datang Power Generation, Class H	2,683,684
180,000	[1]	Grupo Auxiliar Metalurgico, SA	4,017,008
2,400,000		Guangdong Electric Power Development Co., Ltd., Class B	2,298,520
6,700,000		Huaneng Power International, Inc., Class H	4,187,607
495,280		Kelda Group PLC	2,612,492
370,000		Toho Gas Co.	865,242
400,200		TransAlta Corp.	7,716,570
143,000	[1]	Wedeco AG Water Technology	4,474,335

		TOTAL	28,855,458

		TOTAL COMMON STOCKS (IDENTIFIED COST $695,943,134)	739,187,129

Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--0.5%
		Capital Goods--0.2%
57,000		Krones Ag, Pfd.	$2,072,689

		Retailing--0.3%
8,000		Hugo Boss AG, Preference	2,435,473

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,311,115)	4,508,162

		REPURCHASE AGREEMENT--4.0%[3]
$32,794,000		J.P. Morgan Chase & Co., Inc., 4.19%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	32,794,000

		TOTAL INVESTMENTS (IDENTIFIED COST $733,048,249)[4]	$776,489,291

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 2001, these securities amounted to $5,988,219 which represents 0.7% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $733,048,249. The net unrealized appreciation of investments on a federal tax basis amounts to $43,441,042 which is comprised of $92,425,067 appreciation and $48,984,025 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($814,493,255) at May 31, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $733,048,249)		$776,489,291
Cash		972
Cash denominated in foreign currencies (identified cost $11,848,122)		11,738,835
Income receivable		1,926,035
Receivable for investments sold		36,091,022
Receivable for shares sold		676,080
Other assets		668,614

TOTAL ASSETS		827,590,849

Liabilities:
Payable for investments purchased	$7,251,514
Payable for shares redeemed	2,866,540
Net payable for foreign currency exchange contracts	2,249,277
Accrued expenses	730,263

TOTAL LIABILITIES		13,097,594

Net assets for 37,647,443 shares outstanding		$814,493,255

Net Assets Consist of:
Paid in capital		$863,344,203
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		41,032,907
Accumulated net realized loss on investments and foreign currency transactions		(87,609,716)
Accumulated net operating loss		(2,274,139)

TOTAL NET ASSETS		$814,493,255

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($374,992,527 ÷ 16,942,247 shares outstanding)		$22.13

Offering price per share (100/94.50 of $22.13)[1]		$23.42

Redemption proceeds per share		$22.13

Class B Shares:
Net asset value per share ($333,469,196 ÷ 15,705,105 shares outstanding)		$21.23

Offering price per share		$21.23

Redemption proceeds per share (94.50/100 of $21.23)[1]		$20.06

Class C Shares:
Net asset value per share ($106,031,532 ÷ 5,000,091 shares outstanding)		$21.21

Offering price per share		$21.21

Redemption proceeds per share (99.00/100 of $21.21)[1]		$21.00

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $865,781)		$6,517,946
Interest		2,352,080

TOTAL INCOME		8,870,026

Expenses:
Investment adviser fee	$5,944,156
Administrative personnel and services fee	358,076
Custodian fees	488,112
Transfer and dividend disbursing agent fees and expenses	915,013
Directors'/Trustees' fees	8,997
Auditing fees	15,356
Legal fees	2,412
Portfolio accounting fees	108,379
Distribution services fee--Class A Shares	558,389
Distribution services fee--Class B Shares	1,418,741
Distribution services fee--Class C Shares	472,584
Shareholder services fee--Class B Shares	472,914
Shareholder services fee--Class C Shares	157,528
Share registration costs	69,862
Printing and postage	102,633
Insurance premiums	2,309
Taxes	39,085
Miscellaneous	2,807

TOTAL EXPENSES	11,137,353

Net operating loss		(2,267,327)

Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(85,006,825)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(26,516,754)

Net realized and unrealized loss on investments and foreign currency transactions		(111,523,579)

Change in net assets resulting from operations		$(113,790,906)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(2,267,327)	$(17,792,611)
Net realized loss on investments and foreign currency transactions	(85,006,825)	(4,946,846)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(26,516,754)	(358,358,608)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(113,790,906)	(381,098,065)

Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(54,105,916)
Class B Shares	--	(50,121,718)
Class C Shares	--	(15,799,857)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(120,027,491)

Share Transactions:
Proceeds from sale of shares	790,751,357	3,711,643,249
Net asset value of shares issued to shareholders in payment of distributions declared	--	105,626,542
Cost of shares redeemed	(958,732,209)	(3,332,754,435)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(167,980,852)	484,515,356

Change in net assets	(281,771,758)	(16,610,200)

Net Assets:
Beginning of period	1,096,265,013	1,112,875,213

End of period	$814,493,255	$1,096,265,013

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$25.00	$35.17	$17.56	$14.25	$12.26	$10.00
Income From Investment Operations:
Net operating loss	(0.01)[2]	(0.27)[2]	(0.26)[2]	(0.17)[2]	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.86)	(6.29)	18.15	3.48	2.10	2.28

TOTAL FROM INVESTMENT OPERATIONS	(2.87)	(6.56)	17.89	3.31	1.99	2.26

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	(3.61)	(0.28)	--	--	--

Net Asset Value, End of Period	$22.13	$25.00	$35.17	$17.56	$14.25	$12.26

Total Return[3]	(11.48)%	(21.40)%	103.45%	23.23%	16.23%	22.60%

Ratios to Average Net Assets:

Expenses	1.94%[4]	1.79%	2.03%	1.95%	2.12%	1.97%[4]

Net operating loss	(0.83)%[4]	(0.79)%	(1.05)%	(0.97)%	(1.08)%	(0.48)%[4]

Expense waiver/reimbursement[5]	--	--	--	--	0.21%	3.38%[4]

Supplemental Data

Net assets, end of period (000 omitted)	$374,993	$517,259	$506,117	$147,490	$91,707	$16,399

Portfolio turnover	91%	254%	321%	380%	286%	174%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$24.06	$34.21	$17.20	$14.07	$12.20	$10.00
Income From Investment Operations:
Net operating loss	(0.09)[2]	(0.51)[2]	(0.41)[2]	(0.29)[2]	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.74)	(6.03)	17.70	3.42	1.99	2.24

TOTAL FROM INVESTMENT OPERATIONS	(2.83)	(6.54)	17.29	3.13	1.87	2.20

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	(3.61)	(0.28)	--	--	--

Net Asset Value, End of Period	$21.23	$24.06	$34.21	$17.20	$14.07	$12.20

Total Return[3]	(11.76)%	(22.00)%	102.11%	22.25%	15.33%	22.00%

Ratios to Average Net Assets:

Expenses	2.69%[4]	2.54%	2.78%	2.70%	2.87%	2.72%[4]

Net operating loss	(0.83)%[4]	(1.55)%	(1.80)%	(1.72)%	(1.81)%	(1.61)%[4]

Expense waiver/reimbursement[5]	--	--	--	--	0.17%	3.38%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$333,469	$434,724	$462,524	$189,965	$120,939	$16,721

Portfolio turnover	91%	254%	321%	380%	286%	174%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$24.04	$34.19	$17.19	$14.06	$12.19	$10.00
Income From Investment Operations:
Net operating loss	(0.09)[2]	(0.51)[2]	(0.42)[2]	(0.29)[2]	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.74)	(6.03)	17.70	3.42	1.99	2.24

TOTAL FROM INVESTMENT OPERATIONS	(2.83)	(6.54)	17.28	3.13	1.87	2.19

Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--	(3.61)	(0.28)	--	--	--

Net Asset Value, End of Period	$21.21	$24.04	$34.19	$17.19	$14.06	$12.19

Total Return[3]	(11.77)%	(22.01)%	102.11%	22.26%	15.34%	21.90%

Ratios to Average Net Assets:

Expenses	2.69%[4]	2.54%	2.78%	2.70%	2.87%	2.72%[4]

Net operating loss	(0.83)%[4]	(1.55)%	(1.80)%	(1.72)%	(1.85)%	(1.58)%[4]

Expense waiver/reimbursement[5]	--	--	--	--	0.17%	3.38%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$106,032	$144,282	$144,234	$47,697	$27,412	$3,040

Portfolio turnover	91%	254%	321%	380%	286%	174%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of nine portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,541,304, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2001, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
6/1/2001	614,201 Canadian Dollar	$ 399,584	$ 397,412	$ (2,172)

6/1/2001	84,037,377 Japanese Yen	700,136	706,909	6,773

Contracts Sold:
6/1/2001	11,970 Swiss Franc	6,706	6,660	46

6/1/2001	836,459 Pound Sterling	1,189,068	1,186,058	3,010

6/1/2001	48,102,690 Hong Kong Dollar	6,167,091	6,167,170	(79)

6/4/2001	3,187,809 Australian Dollar	1,631,840	1,616,060	15,780

6/4/2001	116,634 Euro	99,939	98,631	1,308

6/4/2001	28,056,438 Hong Kong Dollar	3,597,067	3,597,072	(5)

6/4/2001	3,242,122 Pound Sterling	4,623,265	4,597,169	26,096

7/3/2001	2,370,524,062 Japanese Yen	18,966,165	20,015,567	(1,049,402)

7/3/2001	1,261,710,675 Japanese Yen	10,470,628	10,653,279	(182,651)

7/3/2001	1,347,916,163 Japanese Yen	11,231,699	11,381,157	(149,458)

7/3/2001	2,560,978,751 Japanese Yen	20,705,151	21,623,674	(918,523)

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(2,249,277)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	100,000,000
Class B Shares	100,000,000
Class C Shares	100,000,000
TOTAL	300,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	25,900,014	$619,374,565	91,241,826	$3,070,423,234
Shares issued to shareholders in payment of distributions declared	--	--	1,342,108	45,837,576
Shares redeemed	(29,647,836)	(711,161,120)	(86,282,583)	(2,874,170,221)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,747,822)	$(91,786,555)	6,301,351	$242,090,589

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	747,080	$17,085,434	7,751,681	$281,533,134
Shares issued to shareholders in payment of distributions declared	--	--	1,367,086	45,291,341
Shares redeemed	(3,108,783)	(70,031,869)	(4,570,438)	(151,495,880)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,361,703)	$(52,946,435)	4,548,329	$175,328,595

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,745,230	$154,291,358	11,066,209	$359,686,881
Shares issued to shareholders in payment of distributions declared	--	--	437,790	14,497,625
Shares redeemed	(7,747,147)	(177,539,220)	(9,720,026)	(307,088,334)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,001,917)	$(23,247,862)	1,783,973	$67,096,172

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,111,442)	$(167,980,852)	12,633,653	$484,515,356

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$792,293,312

Sales	$946,612,625

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domicilied issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

LINE OF CREDIT AGREEMENT

Effective November 28, 2000, the Corporation has agreed to a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. The Fund did not make any borrowings under the LOC during the six months ended May 31, 2001.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

HENRY A. FRANTZEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

MICHAEL D. MCLEAN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated International Small Company Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

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